Filed with the Securities and Exchange Commission on August 29, 2000

                                      1933 Act Registration File No.   333-40128
                                                     1940 Act File No. 811-09997

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.      1                                  |X|

         Post-Effective Amendment No.                                        |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    1                                                  |X|


                                BAIRD FUNDS, INC.
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 765-3500

                             Glen F. Hackmann, Esq.
                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                             Suzanne E. Riley, Esq.
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                              Brett R. Meili, Esq.
                       Robert W. Baird & Co. Incorporated
                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b)

_____    on ____________ pursuant to paragraph (b)

_____    60 days after filing pursuant to paragraph (a)(1)

_____    on ____________ pursuant to paragraph (a)(1)

_____    75 days after filing pursuant to paragraph (a)(2)

_____    on ____________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Horizon Growth Fund.


                  SUBJECT TO COMPLETION, DATED AUGUST 29, 2000

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                BAIRD FUNDS, INC.

                                   Prospectus

                             _________________, 2000

                                   Bond Funds

                          Baird Intermediate Bond Fund
                              Baird Core Bond Fund
                            Baird Aggregate Bond Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................3

   OVERVIEW....................................................................3
   INVESTMENT OBJECTIVES.......................................................3
   PRINCIPAL RISKS.............................................................6

MANAGEMENT OF THE FUNDS........................................................8

   THE ADVISOR.................................................................8
   THE INVESTMENT MANAGEMENT TEAM..............................................8

FINANCIAL HIGHLIGHTS...........................................................9

YOUR ACCOUNT..................................................................10

   DISTRIBUTION OF SHARES.....................................................10
   DESCRIPTION OF CLASSES.....................................................10
   SHARE PRICE................................................................10
   BUYING SHARES..............................................................11
   SELLING SHARES.............................................................13
   EXCHANGING SHARES..........................................................14
   GENERAL TRANSACTION POLICIES...............................................15

DISTRIBUTIONS AND TAXES.......................................................16

   DIVIDENDS AND DISTRIBUTIONS................................................16
   TAXATION...................................................................16

FOR MORE INFORMATION..........................................................18


RISK/RETURN SUMMARY
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OVERVIEW

This prospectus describes the Baird Intermediate Bond Fund, the Baird Core Bond Fund, and the Baird Aggregate Bond Fund (each a "Fund" and collectively the "Funds"), three investment portfolios offered by Baird Funds, Inc. (the "Company"). On the following pages, you will find important information about each Fund, including:

|X| A description of each Fund's investment objective (sometimes referred to as its goal)
|X| Each Fund's principal investment strategies (the steps it takes to try to meet its goal)
|X| The principal risks associated with each Fund (factors that may prevent it from meeting its goal)
|X| The fees and expenses you pay as an investor in a Fund

WHO MAY WANT TO INVEST IN THE FUNDS

These Funds may be appropriate for investors who:

|X| Wish to invest for the long-term
|X| Want to earn income on investments considered more stable than stocks |X| Are looking for a fixed-income component to complete their portfolio |X| Have long-term goals such as planning for retirement

These Funds are not appropriate for investors that have short-term financial goals.

Before investing in a Fund, you should carefully consider:

|X| Your own investment goals
|X| The amount of time you are willing to leave your money invested |X| How much risk you are willing to take

INVESTMENT OBJECTIVES

BAIRD INTERMEDIATE BOND FUND

The investment objective of the Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

BAIRD CORE BOND FUND

The investment objective of the Core Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

BAIRD AGGREGATE BOND FUND

The investment objective of the Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment-grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

PRINCIPAL INVESTMENT STRATEGIES

To achieve each Fund's investment objective, Robert W. Baird & Co. Incorporated (the "Advisor") attempts to constrain interest rate risk by keeping the duration of each Fund's portfolio substantially equal to that of its benchmark. In addition, the Advisor attempts to control credit quality risk by purchasing only investment grade, U.S. dollar denominated securities, and by holding securities of different issuers which are in various sectors.

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DURATION: A MEASURE OF A FIXED INCOME SECURITY'S AVERAGE LIFE THAT REFLECTS THE PRESENT VALUE OF THE SECURITY'S CASH FLOW, AND ACCORDINGLY IS A MEASURE OF PRICE SENSITIVITY TO INTEREST RATE CHANGES. FOR EXAMPLE, IF INTEREST RATES DECLINE BY 1%, THE MARKET VALUE OF A PORTFOLIO WITH A DURATION OF FIVE YEARS WOULD RISE BY APPROXIMATELY 5%. CONVERSELY, IF INTEREST RATES INCREASE BY 1%, THE MARKET VALUE OF THE PORTFOLIO WOULD DECLINE BY APPROXIMATELY 5%.
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The effective dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be more than three years but less than ten years during normal market conditions. The effective dollar-weighted average portfolio maturity of the Core Bond Fund and the Aggregate Bond Fund will be more than five years during normal market conditions. The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

In determining which securities to buy for the Funds, the Advisor attempts to achieve returns that exceed a Fund's benchmark primarily in three ways:

         YIELD CURVE POSITIONING: The yield curve is a graphic representation of the actual or projected yields of fixed-income securities in relation to their maturities and durations. The Advisor attempts to match the average duration of the securities in the Fund with the average duration of the securities in the Fund's benchmark. The securities in the Fund, though, will not be identical to the securities in the benchmark. The Advisor selects securities for the Fund with maturities and yields that it believes have the greatest potential for achieving the Fund's objective. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund's portfolio to purchase securities that it believes will best assist the Fund in achieving its objectives.

         SECTOR ALLOCATION: The Advisor next evaluates the return potential of each sector (including asset-backed securities, mortgage-backed securities, government and governmental agency bonds, and corporate bonds). The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund's objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

         SECURITY SELECTION: The Advisor then focuses on selecting individual securities. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

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INVESTMENT GRADE SECURITIES ARE:
SECURITIES RATED IN THE HIGHEST 4 CATEGORIES BY S&P, MOODY'S, FITCH IBCA OR ANOTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.
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DEBT SECURITIES

The Advisor will attempt to keep each Fund fully invested. Each Fund's policy is to invest at least 65% of its total assets in the following types of debt securities:

|X| U.S. government                                 |X| U.S. government agencies
|X| Stripped U.S. government                        |X| Corporate
|X| Collateralized mortgage obligations             |X| Medium-term notes
|X| Asset-backed and mortgage-backed obligations    |X| Eurobonds

Debt obligations acquired by a Fund will be "investment grade," as rated by at least one rating agency. The Advisor may purchase unrated obligations that are determined by the Advisor to be comparable in quality to the rated obligations. Average quality for a Fund is expected to be at least the second highest rating category of S&P or Moody's. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the security. If over 5% of a Fund's net assets consist of obligations that have fallen below the minimum rating, the Advisor will immediately sell some of those securities to reduce the aggregate value of such securities to less than 5% of the Fund's net assets.

ILLIQUID INVESTMENTS

Each Fund may invest up to 15% of its net assets in illiquid investments. In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities").

FOREIGN SECURITIES

Each Fund may invest up to 20% of its net assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

The Advisor generally will sell a security when it, on a relative basis and in the Advisor's opinion, will no longer help a Fund attain its objectives. Each Fund typically holds less than 200 securities.

TEMPORARY INVESTMENTS

When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, the Funds may not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. However, the Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect a Fund's assets or maintain liquidity. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The main risks of investing in each of the Funds are:

MANAGEMENT RISKS

When the Advisor believes purchasing securities for a Fund which are not in its benchmark index or not consistent with the "mix" of the index provides the opportunity to achieve an enhanced gross return compared to the index, the Advisor may err in its choices of securities or portfolio mixes. Such errors could result in a negative return and a loss to you. In the event the performance of a Fund is not greater than its benchmark index, the Fund's Board of Directors will examine the reasons for the deviation and the availability of corrective measures.

Because each Fund holds fewer issues than its benchmark index, material events affecting the Fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective for particular periods.

BOND MARKET RISKS

The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, a Fund's share price fluctuates. So, if the value of a Fund's investments goes down, you may lose money.

CREDIT RISKS

Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances.

LIQUIDITY RISKS

Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS

Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.

FOREIGN SECURITIES RISKS

Foreign investments involve additional risks including political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets.

GOVERNMENT OBLIGATIONS RISKS

For Fund investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

The Funds cannot guarantee that they will achieve their respective investment objectives. You should be aware that you may lose money by investing in the Funds.

PERFORMANCE INFORMATION

Because the Funds are new, no performance information for the Funds is included in this prospectus.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The shares of each Fund are 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Institutional Class Shares of the Intermediate Bond Fund, the Core Bond Fund or the Aggregate Bond Fund.

                                                   INVESTOR        INSTITUTIONAL
                                                 CLASS SHARES       CLASS SHARES

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)
Management Fees                                       0.25%             0.25%
Distribution and Service (12b-1)1 Fees                0.25%             None
Other Expenses2                                       0.05%             0.05%
                                                 --------------    -------------
Total Annual Fund Operating Expenses                  0.55%             0.30%

1 Because each Fund pays 12b-1 distribution fees for its Investor Class Shares which are based upon the Fund's assets attributable to the Investor Class, if you own Investor Class Shares of a Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

2 "Other Expenses" are based on estimated amounts for the current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses. Fees payable under an Administration Agreement between each Fund and the Advisor are fixed at 0.05% of the Fund's average daily net assets. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, including all brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses.

EXAMPLE

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

|X| You invest $10,000 in a Fund for the time periods indicated;
|X| You redeem all of your shares at the end of those periods;
|X| Your investment has a 5% return each year;
|X| Your dividends and distributions have been reinvested; and |X| The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------- ------------ -----------
                                                          1 Year       3 Years
------------------------------------------------------- ------------ -----------
Intermediate Bond Fund - Investor Class Shares             $56           $176
Intermediate Bond Fund - Institutional Class Shares        $31           $97
Core Bond Fund - Investor Class Shares                     $56           $176
Core Bond Fund - Institutional Class Shares                $31           $97
Aggregate Bond Fund - Investor Class Shares                $56           $176
Aggregate Bond Fund - Institutional Class Shares           $31           $97

MANAGEMENT OF THE FUNDS
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THE ADVISOR

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company's Board of Directors, is responsible for the day-to-day management of the Funds in accordance with each Fund's respective investment objective and policies. This includes making investment decisions, and buying and selling securities.

The Advisor was founded in 1919, and is an indirect majority-owned subsidiary of the Northwestern Mutual Life Insurance Company. The Advisor has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of June 30, 2000 the Advisor had over $8 billion in assets under management.

THE INVESTMENT MANAGEMENT TEAM

The individuals listed below are members of the investment management team at the Advisor (the "Investment Management Team") that manage the Funds' investments. No member of the Investment Management Team is solely responsible for making recommendations for portfolio purchases and sales.

MARY ELLEN STANEK

Ms. Stanek is a Managing Director of the Advisor and Chief Investment Officer of Baird Advisors, a department of the Advisor. Ms. Stanek has over 21 years of investment experience managing various types of fixed income portfolios. Ms. Stanek joined Baird Advisors in March, 2000. Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC ("FIRMCO") where she most recently served as President and CEO from November, 1998 to March, 2000, and Chief Operating Officer and CEO from March, 1994 to November, 1998. Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee. She received the Chartered Financial Analyst designation in 1983. Ms. Stanek is a member of the Association for Investment Management and Research ("AIMR") and the Milwaukee Investment Analysts Society.

GARY A. ELFE

Mr. Elfe is a Managing Director and Senior Portfolio Manager of the Advisor. Mr. Elfe has over 21 years of investment experience managing various types of fixed income portfolios. Mr. Elfe joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading. Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee. He received the Chartered Financial Analyst designation in 1982. Mr. Elfe is a member of AIMR and the Milwaukee Investment Analysts Society.

CHARLES B. GROESCHELL

Mr. Groeschell is a Managing Director and Senior Portfolio Manager of the Advisor. Mr. Groeschell has over 20 years of investment experience managing various types of fixed income portfolios. Mr. Groeschell joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships. Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

WARREN D. PIERSON

Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of the Advisor. Mr. Pierson has over 14 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February, 1999 to February, 2000, Vice President and Senior Portfolio Manager from June, 1997 to February, 1999, and Vice President and Portfolio Manager from May, 1993 to June, 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University in Appleton, Wisconsin. He became a Chartered Financial Analyst in 1990. Mr. Pierson is a member of AIMR and is President of the Milwaukee Investment Analysts Society.

DANIEL A. TRANCHITA

Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. Mr. Tranchita has 11 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he most recently served as a Senior Vice President and Senior Portfolio Manager from February, 1999 to February, 2000, Vice President and Senior Portfolio Manager from June, 1997 to February, 1999, and Vice President and Portfolio Manager from June, 1993 to June, 1997. Mr. Tranchita did quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and an M.B.A. from Marquette University. He became a Chartered Financial Analyst in 1993. Mr. Tranchita is a member of AIMR and the Milwaukee Investment Analysts Society.

M. SHARON DEGUZMAN

Ms. deGuzman is a Vice President and Portfolio Manager of the Advisor. Ms. deGuzman has nine years of investment experience managing taxable and tax-exempt fixed income portfolios. Ms. deGuzman joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Ms. deGuzman was employed by FIRMCO where she served as a Portfolio Manager from November, 1998 to February, 2000, an Assistant Vice President from November, 1996 to November, 1998, a Fixed Income Analyst from November, 1995 to November, 1996, and an Operations Assistant from October, 1994 to November, 1995. Ms. deGuzman did quantitative fixed income analysis and portfolio management while at FIRMCO. She received her undergraduate degree from Eastern Illinois University. She is a member of AIMR and the Milwaukee Investment Analysts Society. Ms. deGuzman is currently pursuing the Chartered Financial Analyst designation.

FINANCIAL HIGHLIGHTS
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Because the Funds are new, financial highlights are not available.

YOUR ACCOUNT
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DISTRIBUTION OF SHARES

DISTRIBUTOR

The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor for shares of the Funds, and a member of the National Association of Securities Dealers, Inc.

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, Investor Class Shares pay the Advisor a fee of 0.25% of the average daily net asset value of Investor Class Shares. The Advisor uses this fee to finance activities that promote the sale of Investor Class Shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be.

DESCRIPTION OF CLASSES

The Funds offer two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class Shares impose a Rule 12b-1 fee which is assessed against the assets of a Fund attributable to that class.

The Advisor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class Shares. Financial institutions will receive fees from the Advisor based upon shares owned by their clients or customers. The Advisor will determine the schedule of such fees and the basis upon which such fees will be paid.

SHARE PRICE

Shares of each class in a Fund are sold at their net asset value ("NAV").

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WHEN MAKING A PURCHASE REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR PURCHASE REQUEST INCLUDES:

|X| THE NAME OF THE FUND
|X| THE DOLLAR AMOUNT OF SHARES TO BE PURCHASED
|X| PURCHASE APPLICATION OR INVESTMENT STUB
|X| CHECK PAYABLE TO BAIRD FUNDS
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The NAV for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after Firstar Mutual Fund Services, LLC, the Funds' transfer agent (the "Transfer Agent"), receives your request in good order. The NYSE is closed most national holidays and Good Friday. Please refer to the Funds' Statement of Additional Information for a complete list of the days that the NYSE is closed.

The NAV for a class of shares is determined by adding the value of each Fund's investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under the supervision of the Company's Board of Directors.

BUYING SHARES

MINIMUM INVESTMENTS

---------------------------- ----------------------------- ---------------------
                      INITIAL PURCHASE SUBSEQUENT PURCHASES
---------------------------- ----------------------------- ---------------------
Investor Class Shares        $1,000 - IRAs                            $500
                             $2,500 - all other accounts              $500
Institutional Class Shares   $250,000                              No minimum
---------------------------- ----------------------------- ---------------------

MINIMUM INVESTMENT WAIVERS - INSTITUTIONAL CLASS SHARES

The minimum initial investment amount for Institutional Class Shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).

TIMING OF REQUESTS

Your price per share will be the NAV next computed after your request is received in good order by the Transfer Agent. All requests received in good order before 3:00 p.m. (Central time) will be executed on that same day. Requests received after 3:00 p.m. will receive the next business day's NAV.

RECEIPT OF ORDERS

Shares may only be purchased on days the NYSE and the Federal Reserve wire system are open for business. If you are paying with Federal Funds (wire), your request will be considered received when the Transfer Agent receives the Federal Funds and your application in good order. The Funds may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker/dealer or its designee accepts the order. If you purchase shares through an authorized broker/dealer or its designee, your order will be priced at the Fund's NAV next computed after it is accepted by the broker/dealer or its designee.

METHODS OF BUYING

------------------------------------- ----------------------------------- ---------------------------------------------
                                      TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT
By Telephone                          You may not use telephone           If you have completed the "Telephone
                                      transactions for your initial       Purchase Authorization" section of the
                                      purchase of a Fund's shares.  If    Account Application Form, call the
                                      you have elected "Telephone         Fund (toll-free) at 1-866-44BAIRD to place your
                                      Exchange Authorization" on a        order. You will then be able to move
                                      Baird Fund, you may call that       money from your bank account to your
                                      Fund (toll-free) at                 Fund account upon request.  Only bank
                                      1-866-44BAIRD to request an         accounts held at domestic institutions
                                      exchange into another Baird Fund.   that are Automated Clearing House
                                      See "Exchanging Shares."            (ACH) members may be used for telephone
                                                                          transactions. The minimum telephone
                                                                          purchase is $500.

By Mail                               Make your check payable to "Baird   Fill out the investment stub from an
                                      Funds." Forward the check and       account statement, or indicate the
                                      your application to the address     Fund name and account number on your
                                      below.  No third party checks       check.  Make your check payable to
                                      will be accepted.  If your check    "Baird Funds." Forward the check and
                                      is returned for any reason, a $25   stub to the address below.
                                      fee will be assessed against your
                                      account.

By Federal Funds Wire                 Forward your application to Baird   Call the Funds (toll-free) at 1-866-44BAIRD to
                                      Funds at the address below.  Call   notify of incoming wire.  Use the
                                      (toll-free) 1-866-44BAIRD to        following instructions:
                                      obtain an account number. Wire      Firstar Bank, N.A.
                                      funds using the instructions to     Milwaukee, WI 53202
                                      the right.                          ABA#:  042000013
                                                                          Credit:  Firstar Mutual Fund Services,
                                                                          LLC
                                                                          Account #:112-952-137
                                                                          Further Credit:
                                                                          (name of Fund, share class)
                                                                          (name/title on the account)
                                                                          (account #)
                                                                          The Funds, Advisor and the Transfer Agent are
                                                                          not responsible for the consequences
                                                                          of delays resulting from the banking
                                                                          or Federal Reserve Wire system, or
                                                                          from incomplete wiring instructions.

Automatic Investment Plan             Open a Fund account with one of     If you did not set up an Automatic
                                      the other methods.  If by mail,     Investment Plan with your original
                                      be sure to include your checking    application, call the Funds (toll-free) at
                                      account number on the appropriate   1-866-44BAIRD.  Additional investments
                                      section of your application and     (minimum of $500) will be taken
                                      enclose a voided check or deposit   automatically monthly or quarterly
                                      slip with initial purchase          from your checking account.
                                      application.

Through Shareholder Service           To purchase shares for another      To purchase shares for another
Organizations                         investor, call the Funds            investor, call the Funds (toll-free) at
                                      (toll-free) at 1-866-44BAIRD.       1-866-44BAIRD.

By Exchange                           Call the Funds (toll-free) at      Call the Funds (toll-free) at 1-866-44BAIRD
                                      1-866-44BAIRD to obtain exchange   to obtain exchange Information.  See
                                      information. See "Exchanging       "Exchanging Shares."
                                      Shares."
------------------------------------- ----------------------------------- ----------------------------------------

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                    BY OVERNIGHT DELIVERY
Baird Funds                                Baird Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701            Milwaukee, Wisconsin 53202

NOTE: THE FUNDS DO NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE THEIR AGENTS. THEREFORE, DEPOSITS IN THE MAIL OR WITH SUCH SERVICES, OR RECEIPT AT THE TRANSFER AGENT'S POST OFFICE BOX OF PURCHASE APPLICATIONS OR REDEMPTION REQUESTS DO NOT CONSTITUTE RECEIPT BY THE TRANSFER AGENT OR THE FUNDS.

SELLING SHARES

METHODS OF SELLING

-------------------------------------- ---------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------- ---------------------------------------------------------------------------
By Telephone                           Call the Funds (toll-free) at 1-866-44BAIRD to place the order. (Note:
                                       For security reasons, requests by telephone will be recorded.)

By Mail                                Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed.  Requests submitted without an election whether or not to withhold will be subject to withholding.

By Federal Funds Wire                  Call the Funds (toll-free) at 1-866-44BAIRD to request the amount of money you want. Be sure to have all necessary information from your bank.
                                       Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan             The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds
                                       (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization       Consult your account agreement for information on redeeming shares.

By Exchange                            Call (toll-free) 1-866-44BAIRD to obtain exchange information. See
                                       "Exchanging Shares" for further information.
-------------------------------------- ---------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is accepted by the Transfer Agent. You may receive the proceeds in one of three ways:

1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Transfer Agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3) For a $12 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

--------------------------------------------------------------------------------
WHEN MAKING A REDEMPTION REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR LETTER OF INSTRUCTION INCLUDES:

|X| THE NAME OF THE FUND
|X| THE NUMBER OF SHARES OR THE DOLLAR AMOUNT OF SHARES TO BE REDEEMED
|X| SIGNATURES OF ALL REGISTERED SHAREHOLDERS EXACTLY AS THE SHARES ARE
    REGISTERED
|X| THE ACCOUNT NUMBER
--------------------------------------------------------------------------------

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations:

|X| If you change ownership on your account
|X| When you want the redemption proceeds sent to a different address than that registered on the account
|X| If the proceeds are to be made payable to someone other than the account's owner(s)
|X| Any redemption transmitted by federal wire transfer to a bank other than your bank of record
|X| If a change of address request has been received by the Transfer Agent within the last 15 days
|X| For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit union or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds at 1-866-44BAIRD before making your request to determine what additional documents are required.

EXCHANGING SHARES

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of the Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Fund shares for shares of the Firstar Institutional Money Market Fund by sending a written exchange request to the Funds or, if you have established telephone exchange privileges, call 1-866-44BAIRD. Shares of the Firstar Institutional Money Market Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the Firstar Institutional Money Market Fund. This exchange privilege is offered as a convenience to the Funds' shareholders. Please note that when exchanging from a Fund to the Firstar Institutional Money Market Fund, you will begin accruing income from the Firstar Institutional Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Firstar Institutional Money Market Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the Firstar Institutional Money Market Fund through the date of exchange. When exchanging your entire balance from the Firstar Institutional Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Firstar Institutional Money Market Fund at the end of the month.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

MORE INFORMATION ABOUT THE EXCHANGE PRIVILEGE

The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

GENERAL TRANSACTION POLICIES

The Funds reserve the right to:

|X| Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

|X| Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

|X| Modify or terminate the exchange privilege after 60 days written notice to shareholders.

|X| Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under Buying Shares.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends are declared and paid monthly. Capital gains, if any, are distributed once a year. It is expected that each Fund's annual distributions will be primarily income dividends.

Dividends on each share class of the Funds are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor Class Shares have distribution fees, the dividends paid to Investor Class shareholders will be lower than those paid to Institutional Class shareholders.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

TAXATION

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account regardless of whether they are received in cash or reinvested in Fund shares). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by the Fund.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can find more information about the Funds in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Funds have been operating for the appropriate time, annual and semi-annual reports will be made available. The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds at 1-866-44BAIRD or by writing to:

Baird Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                     1940 Act File No. 811-09997




                  SUBJECT TO COMPLETION, DATED AUGUST 29, 2000

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                BAIRD FUNDS, INC.




                                   Prospectus

                             _________________, 2000

                                   Bond Funds

                           Baird Short-Term Bond Fund
                     Baird Intermediate Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................3

   OVERVIEW....................................................................3
   SHORT-TERM BOND FUND........................................................3
   INTERMEDIATE MUNICIPAL BOND FUND............................................7

MANAGEMENT OF THE FUNDS.......................................................12

   THE ADVISOR................................................................12
   THE INVESTMENT MANAGEMENT TEAM.............................................12

FINANCIAL HIGHLIGHTS..........................................................14

YOUR ACCOUNT..................................................................14

   DISTRIBUTION OF SHARES.....................................................14
   DESCRIPTION OF CLASSES.....................................................15
   SHARE PRICE................................................................15
   BUYING SHARES..............................................................15
   SELLING SHARES.............................................................18
   EXCHANGING SHARES..........................................................19
   GENERAL TRANSACTION POLICIES...............................................20

DISTRIBUTIONS AND TAXES.......................................................21

   DIVIDENDS AND DISTRIBUTIONS................................................21
   TAXATION...................................................................22

FOR MORE INFORMATION..........................................................24


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

OVERVIEW

This prospectus describes the Baird Short-Term Bond Fund and the Baird Intermediate Municipal Bond Fund (each a "Fund" and collectively the "Funds"), two investment portfolios offered by Baird Funds, Inc. (the "Company"). On the following pages, you will find important information about each Fund, including:

|X| A description of each Fund's investment objective (sometimes referred to as its goal)
|X| Each Fund's principal investment strategies (the steps it takes to try to meet its goal)
|X| The principal risks associated with each Fund (factors that may prevent it from meeting its goal)
|X| The fees and expenses you pay as an investor in a Fund

WHO MAY WANT TO INVEST IN THE FUNDS

These Funds may be appropriate for investors who:

|X| Wish to invest for the long-term
|X| Want to earn income on investments considered more stable than stocks |X| Are looking for a fixed-income component to complete their portfolio |X| Have long-term goals such as planning for retirement

In addition, the Intermediate Municipal Bond Fund may be appropriate for investors who are looking for income that is exempt from federal income tax.

These Funds are not appropriate for investors that have short-term financial goals, and the Intermediate Municipal Bond Fund is not an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its returns before taxes are generally lower than those of taxable funds.

Before investing in a Fund, you should carefully consider:

|X| Your own investment goals
|X| The amount of time you are willing to leave your money invested |X| How much risk you are willing to take

SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The investment objective of the Short-Term Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund's objective, Robert W. Baird & Co. Incorporated (the "Advisor") attempts to constrain interest rate risk by keeping the duration of the Fund's portfolio substantially equal to that of its benchmark. The Advisor attempts to control credit quality risk by purchasing only investment grade, U.S. dollar denominated securities, and by holding securities of different issuers which are in various sectors.

--------------------------------------------------------------------------------
DURATION: A MEASURE OF A FIXED INCOME SECURITY'S AVERAGE LIFE THAT REFLECTS THE PRESENT VALUE OF THE SECURITY'S CASH FLOW, AND ACCORDINGLY IS A MEASURE OF PRICE SENSITIVITY TO INTEREST RATE CHANGES. FOR EXAMPLE, IF INTEREST RATES DECLINE BY 1%, THE MARKET VALUE OF A PORTFOLIO WITH A DURATION OF FIVE YEARS WOULD RISE BY APPROXIMATELY 5%. CONVERSELY, IF INTEREST RATES INCREASE BY 1%, THE MARKET VALUE OF THE PORTFOLIO WOULD DECLINE BY APPROXIMATELY 5%.
--------------------------------------------------------------------------------

The effective dollar-weighted average portfolio maturity of the Fund will be more than one year but less than three years during normal market conditions. The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

--------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES ARE:
SECURITIES RATED IN THE HIGHEST 4 CATEGORIES BY S&P, MOODY'S, FITCH IBCA OR ANOTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.
--------------------------------------------------------------------------------

The Advisor attempts to achieve returns that exceed the Fund's benchmark primarily in three ways:

         YIELD CURVE POSITIONING: The yield curve is a graphic representation of the actual or projected yields of fixed-income securities in relation to their maturities and durations. The Advisor attempts to match the average duration of the securities in the Fund with the average duration of the securities in the Fund's benchmark. The securities in the Fund, though, will not be identical to the securities in the benchmark. The Advisor selects securities for the Fund with maturities and yields that it believes have the greatest potential for achieving the Fund's objective. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund's portfolio to purchase securities that it believes will best assist the Fund in achieving its objectives.

         SECTOR ALLOCATION: The Advisor next evaluates the return potential of each sector (including asset-backed securities, mortgage-backed securities, government and governmental agency bonds, and corporate bonds). The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund's objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

         SECURITY SELECTION: The Advisor then focuses on selecting individual securities. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

DEBT SECURITIES

The Advisor will attempt to keep the Fund fully invested. The Fund's policy is to invest at least 65% of total assets in the following types of debt securities:

|X| U.S. government                                 |X| U.S. government agencies
|X| Stripped U.S. government                        |X| Corporate
|X| Collateralized mortgage obligations             |X| Medium-term notes
|X| Asset-backed and mortgage-backed obligations    |X| Eurobonds

Debt obligations acquired by the Fund will be "investment grade," as rated by at least one rating agency. The Advisor may purchase unrated obligations that are determined by the Advisor to be comparable in quality to the rated obligations. Average quality for the Fund is expected to be at least the second highest rating category of S&P or Moody's. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the security. If over 5% of the Fund's net assets consist of obligations that have fallen below the minimum rating, the Advisor will immediately sell some of those securities to reduce the aggregate value of such securities to less than 5% of the Fund's net assets.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments. In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value. For example, some securities are not registered under the U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities").

FOREIGN SECURITIES

The Fund may invest up to 20% of its net assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

The Advisor generally will sell a security when it, on a relative basis and in the Advisor's opinion, will no longer help the Fund to attain its objectives. The Fund typically holds less than 200 securities.

TEMPORARY INVESTMENTS

When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund may not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. However, the Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect the Fund's assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The main risks of investing in the Fund are:

MANAGEMENT RISKS

When the Advisor believes purchasing securities for the Fund which are not in its benchmark index or not consistent with the "mix" of the index provides the opportunity to achieve an enhanced gross return compared to the index, the Advisor may err in its choices of securities or portfolio mixes. Such errors could result in a negative return and a loss to you. In the event the performance of the Fund is not greater than the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index, the Fund's Board of Directors will examine the reasons for the deviation and the availability of corrective measures.

Because of the smaller number of issues held by the Fund than the Lehman Brothers 1-3 Year Government/Credit Bond Index, material events affecting the Fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence the Lehman Brothers 1-3 Year Government/Credit Bond Index and may prevent the Fund from attaining its investment objective for particular periods.

BOND MARKET RISKS

The major risks of the Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, if the value of the Fund's investments goes down, you may lose money.

CREDIT RISKS

Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances.

LIQUIDITY RISKS

Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MORTGAGE-AND ASSET-BACKED SECURITIES RISKS

Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.

FOREIGN SECURITIES RISKS

Foreign investments involve additional risks including political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

GOVERNMENT OBLIGATIONS RISKS

In addition to U.S. Treasury obligations, the Fund may invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

The Fund cannot guarantee that it will achieve its investment objective. You should be aware that you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

Because the Fund is new, no performance information for the Fund is included in this prospectus.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The shares of the Fund are 100% no load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Institutional Class Shares of the Short-Term Bond Fund.

                                                   INVESTOR       INSTITUTIONAL
                                                  CLASS SHARES    CLASS SHARES
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)
Management Fees                                       0.25%             0.25%
Distribution and Service (12b-1)1 Fees                0.25%             None
Other Expenses2                                       0.05%             0.05%
                                                 --------------    -------------
Total Annual Fund Operating Expenses                  0.55%             0.30%

1 Because the Fund pays 12b-1 distribution fees for its Investor Class Shares which are based upon the Fund's assets attributable to the Investor Class, if you own Investor Class Shares of the Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

2 "Other Expenses" are based on estimated amounts for the current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses. Fees payable under an Administration Agreement between the Fund and the Advisor are fixed at 0.05% of the Fund's average daily net assets. Under the Administration Agreement, the Advisor assumes and pays all expenses of the Fund, including all brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

|X| You invest $10,000 in the Fund for the time periods indicated; |X| You redeem all of your shares at the end of those periods;
|X| Your investment has a 5% return each year;
|X| Your dividends and distributions have been reinvested; and |X| The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------ -------------- ----------
                                                           1 Year       3 Years
------------------------------------------------------ -------------- ----------
Short-Term Bond Fund - Investor Class Shares                 $56          $176
Short-Term Bond Fund - Institutional Class Shares            $31          $97

INTERMEDIATE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

The primary investment objective of the Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests principally in investment-grade intermediate-term municipal obligations issued by state and local governments exempt from federal income tax. During normal market conditions, the Fund will invest at least 80% of its net assets in securities, the interest on which is exempt from regular federal income and alternative minimum taxes and will invest at least 65% of its total assets in bonds and debentures.

The effective dollar-weighted average portfolio maturity of the Fund will be more than five years but less than fifteen during normal market conditions. There is no limit on the maturity of any individual security in the Fund, and the Fund may invest in short-term municipal obligations and tax-exempt commercial paper.

The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of the net assets that it represents.

MUNICIPAL OBLIGATIONS

In pursuing its investment objective, the Fund invests in a diversified portfolio of municipal obligations. Municipal obligations purchased by the Fund will be:

|X| Investment grade at the time of purchase (i.e., BBB or higher by S&P or Fitch IBCA, or Baa or higher by Moody's, or in the highest four categories by another nationally recognized rating agency)
|X| Unrated at the time of purchase but determined to be of comparable quality by the Advisor
|X| Municipal notes and other short-term obligations rated SP-1 by S&P or MIG-1 by Moody's
|X| Tax-exempt commercial paper rated A-1 or higher by S&P or VMIG-1 by Moody's

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MUNICIPAL OBLIGATIONS: ARE DOLLAR-DENOMINATED DEBT OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR AUTHORITIES, AGENCIES, INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS.
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After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the security. If over 5% of the Fund's net assets consist of obligations that have fallen below the minimum rating, the Advisor will immediately sell some of those securities to reduce the aggregate value of such securities to less than 5% of the Fund's net assets.

To achieve the Fund's objective, the Advisor attempts to constrain interest rate risk by keeping the duration of the Fund's portfolio substantially equal to that of its benchmark. The Advisor attempts to control credit quality risk by purchasing only investment grade, U.S. dollar denominated securities, and by holding securities of different issuers which are in various sectors.

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INVESTMENT GRADE SECURITIES ARE:
SECURITIES RATED IN THE HIGHEST 4 CATEGORIES BY S&P, MOODY'S, FITCH IBCA OR ANOTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.
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The Advisor attempts to achieve returns that exceed the Fund's benchmark primarily in three ways:

         YIELD CURVE POSITIONING: The yield curve is a graphic representation of the actual or projected yields of fixed-income securities in relation to their maturities and durations. The Advisor attempts to match the average duration of the securities in the Fund with the average duration of the securities in the Fund's benchmark. The securities in the Fund, though, will not be identical to the securities in the benchmark. The Advisor selects securities for the Fund with maturities and yields that it believes have the greatest potential for achieving the Fund's objective. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund's portfolio to purchase securities that it believes will best assist the Fund in achieving its objectives.

         SECTOR ALLOCATION: The Advisor next evaluates the return potential of each sector (including general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds). The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund's objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

         SECURITY SELECTION: The Advisor then focuses on selecting individual securities. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

The Advisor generally will sell a security when it, on a relative basis and in the Advisor's opinion, will no longer help the Fund attain its objectives.

TEMPORARY INVESTMENTS

When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. However, the Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect the Fund's assets or maintain liquidity. Taxable obligations purchased by the Fund normally will not exceed 20% of the Fund's total assets at the time of purchase. When the Fund's investments in cash or similar investments increase, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The main risks of investing in the Fund are:

MANAGEMENT RISKS

When the Advisor believes purchasing securities for the Fund which are not in its benchmark index or not consistent with the "mix" of the index provides the opportunity to achieve an enhanced gross return compared to the index, the Advisor may err in its choices of securities or portfolio mixes. Such errors could result in a negative return and a loss to you. In the event the performance of the Fund is not greater than the performance of the Lehman Brothers 10-Year General Obligation Bond Index, the Fund's Board of Directors will examine the reasons for the deviation and the availability of corrective measures.

Because of the smaller number of issues held by the Fund than the Lehman Brothers 10-Year General Obligation Bond Index, material events affecting the Fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence the Lehman Brothers 10-Year General Obligation Bond Index and may prevent the Fund from attaining its investment objective for particular periods.

BOND MARKET RISKS

The major risks of the Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, if the value of the Fund's investments goes down, you may lose money.

CREDIT RISKS

Individual issues of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other circumstances.

TAX RISKS

Municipal securities are less attractive and may decrease in value during times when tax rates are low. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which would in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.

MUNICIPAL OBLIGATIONS RISKS

The Fund may invest more than 25% of its total assets in municipal obligations issued by persons located in the same state and the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund's share price.

Municipal obligations which the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

The Fund cannot guarantee that it will achieve its investment objective. You should be aware that you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

Because the Fund is new, no performance information for the Fund is included in this prospectus.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The shares of the Fund are 100% no load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Institutional Class Shares of the Intermediate Municipal Bond Fund.

                                              INVESTOR         INSTITUTIONAL
                                             CLASS SHARES      CLASS SHARES
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)
Management Fees                                     0.25%             0.25%
Distribution and Service (12b-1)1 Fees              0.25%             None
Other Expenses2                                     0.05%             0.05%
                                               --------------    -------------
Total Annual Fund Operating Expenses                0.55%             0.30%

1 Because the Fund pays 12b-1 distribution fees for its Investor Class Shares which are based upon the Fund's assets attributable to the Investor Class, if you own Investor Class Shares of the Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

2 "Other Expenses" are based on estimated amounts for the current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses. Fees payable under an Administration Agreement between the Fund and the Advisor are fixed at 0.05% of the Fund's average daily net assets. Under the Administration Agreement, the Advisor assumes and pays all expenses of the Fund, including all brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary or non-recurring expenses.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

|X| You invest $10,000 in the Fund for the time periods indicated; |X| You redeem all of your shares at the end of those periods;
|X| Your investment has a 5% return each year;
|X| Your dividends and distributions have been reinvested; and |X| The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------- -------- --------
                                                                1 Year   3 Years
-------------------------------------------------------------- -------- --------
Intermediate Municipal Bond Fund - Investor Class Shares          $56      $176
Intermediate Municipal Bond Fund - Institutional Class Shares     $31      $97

MANAGEMENT OF THE FUNDS
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THE ADVISOR

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company's Board of Directors, is responsible for the day-to-day management of the Funds in accordance with each Fund's respective investment objective and policies. This includes making investment decisions, and buying and selling securities.

The Advisor was founded in 1919, and is an indirect majority-owned subsidiary of the Northwestern Mutual Life Insurance Company. The Advisor has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of June 30, 2000 the Advisor had over $8 billion in assets under management.

THE INVESTMENT MANAGEMENT TEAM

The individuals listed below are members of the investment management team at the Advisor (the "Investment Management Team") that manage the Funds' investments. Mary Ellen Stanek is the lead manager of the Short-Term Bond Fund and has ultimate responsibility for investment decisions made for the Short-Term Bond Fund. No member of the Investment Management Team is solely responsible for making recommendations for portfolio purchases and sales for the Intermediate Municipal Bond Fund.

MARY ELLEN STANEK

Ms. Stanek is a Managing Director of the Advisor and Chief Investment Officer of Baird Advisors, a department of the Advisor. Ms. Stanek has over 21 years of investment experience managing various types of fixed income portfolios. Ms. Stanek joined Baird Advisors in March, 2000. Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC ("FIRMCO") where she most recently served as President and CEO from November, 1998 to March, 2000, and Chief Operating Officer and CEO from March, 1994 to November, 1998. Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee. She received the Chartered Financial Analyst designation in 1983. Ms. Stanek is a member of the Association for Investment Management and Research ("AIMR") and the Milwaukee Investment Analysts Society.

GARY A. ELFE

Mr. Elfe is a Managing Director and Senior Portfolio Manager of the Advisor.
Mr. Elfe has over 21 years of investment experience managing various types of fixed income portfolios. Mr. Elfe joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading. Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee. He received the Chartered Financial Analyst designation in 1982. Mr. Elfe is a member of AIMR and the Milwaukee Investment Analysts Society.

CHARLES B. GROESCHELL

Mr. Groeschell is a Managing Director and Senior Portfolio Manager of the Advisor. Mr. Groeschell has over 20 years of investment experience managing various types of fixed income portfolios. Mr. Groeschell joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships. Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

WARREN D. PIERSON

Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of the Advisor. Mr. Pierson has over 14 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February, 1999 to February, 2000, Vice President and Senior Portfolio Manager from June, 1997 to February, 1999, and Vice President and Portfolio Manager from May, 1993 to June, 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University in Appleton, Wisconsin. He became a Chartered Financial Analyst in 1990. Mr. Pierson is a member of AIMR and is President of the Milwaukee Investment Analysts Society.

DANIEL A. TRANCHITA

Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. Mr. Tranchita has 11 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he most recently served as a Senior Vice President and Senior Portfolio Manager from February, 1999 to February, 2000, Vice President and Senior Portfolio Manager from June, 1997 to February, 1999, and Vice President and Portfolio Manager from June, 1993 to June, 1997. Mr. Tranchita did quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and an M.B.A. from Marquette University. He became a Chartered Financial Analyst in 1993. Mr. Tranchita is a member of AIMR and the Milwaukee Investment Analysts Society.

M. SHARON DEGUZMAN

Ms. deGuzman is a Vice President and Portfolio Manager of the Advisor. Ms. deGuzman has nine years of investment experience managing taxable and tax-exempt fixed income portfolios. Ms. deGuzman joined Baird Advisors in February, 2000. Prior to joining Baird Advisors, Ms. deGuzman was employed by FIRMCO where she served as a Portfolio Manager from November, 1998 to February, 2000, an Assistant Vice President from November, 1996 to November, 1998, a Fixed Income Analyst from November, 1995 to November, 1996, and an Operations Assistant from October, 1994 to November, 1995. Ms. deGuzman did quantitative fixed income analysis and portfolio management while at FIRMCO. She received her undergraduate degree from Eastern Illinois University. She is a member of AIMR and the Milwaukee Investment Analysts Society. Ms. deGuzman is currently pursuing the Chartered Financial Analyst designation.

        HISTORICAL PERFORMANCE DATA - FIRSTAR SHORT-TERM BOND MARKET FUND

During the periods stated below, the Firstar Short-Term Bond Market Fund, an open-end, management investment company (the "Firstar ST Bond Market Fund") had an investment objective, policies, and strategies that were substantially similar to the Baird Short-Term Bond Fund. From December 31, 1989 through December, 31, 1999, Mary Ellen Stanek managed and co-managed the Firstar ST Bond Market Fund. From December 31, 1989, the Firstar ST Bond Market Fund's inception date, through January, 1992, Ms. Stanek was the sole manager of that fund. She co-managed the fund with Daniel Tranchita from January, 1992 until March, 1999 and co-managed the fund from March, 1999 through December, 1999 with Sharon deGuzman. Mr. Tranchita and Ms. deGuzman joined the Advisor in February, 2000. Ms. Stanek joined the Advisor in March, 2000. Ms. Stanek, Mr. Tranchita, and Ms. deGuzman are all members of the Investment Management Team which manages the Baird Short-Term Bond Fund (see "Management of the Funds - The Investment Management Team"). The average annual total returns for the Firstar ST Bond Market Fund for the one-year, five-year, and ten-year periods ended December 31, 1999 compared with the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index were:

----------------------------------- ------------------------------------ -----------------------------------------
                                       Firstar Short-Term Bond Market
                                           Fund Institutional                   Lehman Brothers 1-3 Year
           Time Period                       Class Shares (1)                Government/Credit Bond Index (2)
----------------------------------- ------------------------------------ -----------------------------------------
   Average Annual Total Returns
        (as of 12/31/1999)
----------------------------------- ------------------------------------ -----------------------------------------
              1 year                               3.36%                                  3.15%
----------------------------------- ------------------------------------ -----------------------------------------
              5 years                              6.38%                                  6.55%
----------------------------------- ------------------------------------ -----------------------------------------
              10 years                             6.68%                                  6.64%
----------------------------------- ------------------------------------ -----------------------------------------
Since Inception (12/31/1989)                       6.68%                                  6.64%
----------------------------------- ------------------------------------ -----------------------------------------

(1) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and are net of Fund expenses. For the periods indicated, the Total Annual Fund Operating Expenses ranged from 0.50% to 0.75% of average net assets after voluntary fee waiver by the Fund's investment advisor. These fees are higher than the Total Annual Fund Operating Expenses for the Institutional Class shares of the Baird Short-Term Bond Fund which are 0.30% of average net assets.

(2) The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged index generally representative of investment-grade bonds having remaining maturities of one to three years. The Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

Historical performance does not indicate future performance. THE FIRSTAR ST BOND MARKET FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE BAIRD SHORT-TERM BOND FUND. Share prices and investment returns will fluctuate.

FINANCIAL HIGHLIGHTS
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Because the Funds are new, financial highlights are not available.

YOUR ACCOUNT
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DISTRIBUTION OF SHARES

DISTRIBUTOR

The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor for shares of the Funds, and a member of the National Association of Securities Dealers, Inc.

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, Investor Class Shares pay the Advisor a fee of 0.25% of the average daily net asset value of Investor Class Shares. The Advisor uses this fee to finance activities that promote the sale of Investor Class Shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be.

DESCRIPTION OF CLASSES

The Funds offer two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class Shares impose a Rule 12b-1 fee which is assessed against the assets of the Fund attributable to that class.

The Advisor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class Shares. Financial institutions will receive fees from the Advisor based upon shares owned by their clients or customers. The Advisor will determine the schedule of such fees and the basis upon which such fees will be paid.

SHARE PRICE

Shares of each class in a Fund are sold at their net asset value ("NAV").

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WHEN MAKING A PURCHASE REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR PURCHASE REQUEST INCLUDES:

|X| THE NAME OF THE FUND
|X| THE DOLLAR AMOUNT OF SHARES TO BE PURCHASED
|X| PURCHASE APPLICATION OR INVESTMENT STUB
|X| CHECK PAYABLE TO BAIRD FUNDS
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The NAV for each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m., Central time) Monday through Friday, except on days the New York Stock Exchange (NYSE) is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after Firstar Mutual Fund Services, LLC, the Funds' transfer agent (the "Transfer Agent"), receives your request in good order. The NYSE is closed most national holidays and Good Friday. Please refer to the Funds' Statement of Additional Information for a complete list of the days that the NYSE is closed.

The NAV for a class of shares is determined by adding the value of each Fund's investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under the supervision of the Company's Board of Directors.

BUYING SHARES

MINIMUM INVESTMENTS

---------------------------- ----------------------------- ---------------------
                      INITIAL PURCHASE SUBSEQUENT PURCHASES
---------------------------- ----------------------------- ---------------------
Investor Class Shares        $1,000 - IRAs                            $500
                             $2,500 - all other accounts              $500
Institutional Class Shares   $250,000                              No minimum
---------------------------- ----------------------------- ---------------------

MINIMUM INVESTMENT WAIVERS - INSTITUTIONAL CLASS SHARES

The minimum initial investment amount for Institutional Class Shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).

TIMING OF REQUESTS

Your price per share will be the NAV next computed after your request is received in good order by the Transfer Agent. All requests received in good order before 3:00 p.m. (Central time) will be executed on that same day. Requests received after 3:00 p.m. will receive the next business day's NAV.

RECEIPT OF ORDERS

Shares may only be purchased on days the NYSE and the Federal Reserve wire system are open for business. If you are paying with Federal Funds
(wire), your request will be considered received when the Transfer Agent receives the Federal Funds and your application in good order. The Funds may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker/dealer or its designee accepts the order. If you purchase shares through an authorized broker/dealer or its designee, your order will be priced at the Fund's NAV next computed after it is accepted by the broker/dealer or its designee.

METHODS OF BUYING

------------------------------------- ----------------------------------- ----------------------------------------------
                                      TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT
By Telephone                          You may not use telephone           If you have completed the "Telephone
                                      transactions for your initial       Purchase Authorization" section of the
                                      purchase of a Fund's shares.  If    Account Application Form, call the
                                      you have elected "Telephone         Fund (toll-free) at 1-866-44BAIRD to place your
                                      Exchange Authorization" on a        order. You will then be able to move
                                      Baird Fund, you may call that       money from your bank account to your
                                      Fund (toll-free) at                 Fund account upon request.  Only bank
                                      1-866-44BAIRD to requestan          accounts held at domestic institutions
                                      exchange into another Baird Fund.   that are Automated Clearing House
                                      See "Exchanging Shares."            (ACH) members may be used for telephone
                                                                          transactions. The minimum telephone
                                                                          purchase is $500.

By Mail                               Make your check payable to "Baird   Fill out the investment stub from an
                                      Funds." Forward the check and       account statement, or indicate the
                                      your application to the address     Fund name and account number on your
                                      below.  No third party checks       check.  Make your check payable to
                                      will be accepted.  If your check    "Baird Funds." Forward the check and
                                      is returned for any reason, a $25   stub to the address below.
                                      fee will be assessed against your
                                      account.

By Federal Funds Wire                 Forward your application to Baird   Call the Funds (toll-free) at 1-866-44BAIRD to
                                      Funds at the address below.  Call   notify of incoming wire.  Use the
                                      (toll-free) 1-866-44BAIRD to        following instructions:
                                      obtain an account number. Wire      Firstar Bank, N.A.
                                      funds using the instructions to     Milwaukee, WI 53202
                                      the right.                          ABA#: 042000013
                                                                          Credit:  Firstar Mutual Fund Services,
                                                                          LLC
                                                                          Account #: 112-952-137
                                                                          Further Credit:
                                                                          (name of Fund, share class)
                                                                          (name/title on the account)
                                                                          (account #)
                                                                          The Funds, Advisor and the Transfer Agent are
                                                                          not responsible for the consequences
                                                                          of delays resulting from the banking
                                                                          or Federal Reserve Wire system, or
                                                                          from incomplete wiring instructions.

Automatic Investment Plan             Open a Fund account with one of     If you did not set up an Automatic
                                      the other methods.  If by mail,     Investment Plan with your original
                                      be sure to include your checking    application, call the Funds (toll-free) at
                                      account number on the appropriate   1-866-44BAIRD.  Additional investments
                                      section of your application and     (minimum of $500) will be taken
                                      enclose a voided check or deposit   automatically monthly or quarterly
                                      slip with initial purchase          from your checking account.
                                      application.

Through Shareholder Service           To purchase shares for another      To purchase shares for another
Organizations                         investor, call the Funds            investor, call the Funds (toll-free) at
                                      (toll-free) at 1-866-44BAIRD.       1-866-44BAIRD.

By Exchange                           Call the Funds (toll-free) at       Call the Funds (toll-free) at 1-866-44BAIRD to
                                      1-866-44BAIRD to obtain exchange    obtain exchange Information.  See
                                      information.  See "Exchanging       "Exchanging Shares."
                                      Shares."
------------------------------------- ----------------------------------- ----------------------------------------

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                    BY OVERNIGHT DELIVERY
Baird Funds                                Baird Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701            Milwaukee, Wisconsin 53202

NOTE: THE FUNDS DO NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE THEIR AGENTS. THEREFORE, DEPOSITS IN THE MAIL OR WITH SUCH SERVICES, OR RECEIPT AT THE TRANSFER AGENT'S POST OFFICE BOX OF PURCHASE APPLICATIONS OR REDEMPTION REQUESTS DO NOT CONSTITUTE RECEIPT BY THE TRANSFER AGENT OR THE FUNDS.

SELLING SHARES

METHODS OF SELLING

-------------------------------------- ---------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------- ---------------------------------------------------------------------------
By Telephone                           Call the Funds (toll-free) at 1-866-44BAIRD to place the order. (Note:
                                       For security reasons, requests by telephone will be recorded.)

By Mail                                Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed.  Requests submitted without an election whether or not to withhold will be subject to withholding.

By Federal Funds Wire                  Call the Funds (toll-free) at 1-866-44BAIRD to request the amount of money you want.  Be sure to have all necessary information from your bank.
                                       Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan             The Funds offer shareholders a Systematic Withdrawal Plan. Call the
                                       Funds (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization       Consult your account agreement for information on redeeming shares.

By Exchange                            Call (toll-free) 1-866-44BAIRD to obtain exchange information. See "Exchanging
                                       Shares" for further information.
-------------------------------------- ---------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is accepted by the Transfer Agent. You may receive the proceeds in one of three ways:

1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Transfer Agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3) For a $12 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

--------------------------------------------------------------------------------
WHEN MAKING A REDEMPTION REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR LETTER OF INSTRUCTION INCLUDES:

|X| THE NAME OF THE FUND
|X| THE NUMBER OF SHARES OR THE DOLLAR AMOUNT OF SHARES TO BE REDEEMED
|X| SIGNATURES OF ALL REGISTERED SHAREHOLDERS EXACTLY AS THE SHARES ARE
    REGISTERED
|X| THE ACCOUNT NUMBER
--------------------------------------------------------------------------------

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations:

|X| If you change ownership on your account
|X| When you want the redemption proceeds sent to a different address than that registered on the account
|X| If the proceeds are to be made payable to someone other than the account's owner(s)
|X| Any redemption transmitted by federal wire transfer to a bank other than your bank of record
|X| If a change of address request has been received by the Transfer Agent within the last 15 days
|X| For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit union or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds at 1-866-44BAIRD before making your request to determine what additional documents are required.

EXCHANGING SHARES

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of each Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Fund shares for shares of the Firstar Institutional Money Market Fund by sending a written exchange request to the Fund or, if you have established telephone exchange privileges, call 1-866-44BAIRD. Shares of the Firstar Institutional Money Market Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the Firstar Institutional Money Market Fund. This exchange privilege is offered as a convenience to the Funds' shareholders. Please note that when exchanging from the Fund to the Firstar Institutional Money Market Fund, you will begin accruing income from the Firstar Institutional Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Firstar Institutional Money Market Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the Firstar Institutional Money Market Fund through the date of exchange. When exchanging your entire balance from the Firstar Institutional Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Firstar Institutional Money Market Fund at the end of the month.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

MORE INFORMATION ABOUT THE EXCHANGE PRIVILEGE

The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

GENERAL TRANSACTION POLICIES

The Funds reserve the right to:

|X| Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

|X| Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

|X| Modify or terminate the exchange privilege after 60 days written notice to shareholders.

|X| Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under Buying Shares.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends are declared and paid monthly. Capital gains, if any, are distributed once a year. It is expected that each Fund's annual distributions will be primarily income dividends.

Dividends on each share class of the Funds are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor Class Shares have distribution fees, the dividends paid to Investor Class shareholders will be lower than those paid to Institutional Class shareholders.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

TAXATION

TAX-EXEMPT DISTRIBUTIONS

The Intermediate Muncipal Bond Fund intends to distribute tax-exempt dividends from interest earned on qualifying municipal obligations to shareholders. However, the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. If you are subject to AMT, you may have to pay federal tax on a portion of your income from tax-exempt dividends.

TAXABLE DISTRIBUTIONS

Dividends from interest earned on securities held by the Short-Term Bond Fund are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account regardless of whether they are received in cash or reinvested in Fund shares). Dividends paid by either Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by the Intermediate Municipal Bond Fund and the Short-Term Bond Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by the respective Fund.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

TAXABLE INVESTMENTS

The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in U.S. government and corporate bonds, and other debt securities that are of the same quality as the Fund's investments in municipal bonds. These bonds produce taxable income, unlike municipal bonds which generally provide tax-exempt income.

IF YOU ARE SUBJECT TO THE ALTERNATIVE MINIMUM TAX

The Intermediate Municipal Bond Fund may invest up to 20% of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). If you are subject to the AMT, a portion of the Fund's distributions to you may not be exempt from federal income tax. If this is the case, the Fund's net return to you may be lower.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-44BAIRD or by writing to:

Baird Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                     1940 Act File No. 811-09997





                  SUBJECT TO COMPLETION, DATED AUGUST 29, 2000

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                BAIRD FUNDS, INC.

                                   Prospectus

                             _________________, 2000

                            Baird Horizon Growth Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................3

   OVERVIEW....................................................................3
   INVESTMENT OBJECTIVE........................................................3
   PRINCIPAL INVESTMENT STRATEGIES.............................................3
   PRINCIPAL RISKS.............................................................5

MANAGEMENT OF THE FUND.........................................................7

   THE ADVISOR.................................................................7
   THE INVESTMENT MANAGEMENT TEAM..............................................7

FINANCIAL HIGHLIGHTS...........................................................8

YOUR ACCOUNT...................................................................9

   DISTRIBUTION OF SHARES......................................................9
   DESCRIPTION OF CLASSES......................................................9
   SHARE PRICE.................................................................9
   BUYING SHARES..............................................................10
   SELLING SHARES.............................................................12
   EXCHANGING SHARES..........................................................13
   GENERAL TRANSACTION POLICIES...............................................14

DISTRIBUTIONS AND TAXES.......................................................15

   DIVIDENDS AND DISTRIBUTIONS................................................15
   TAXATION...................................................................15

FOR MORE INFORMATION..........................................................17


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

OVERVIEW

This prospectus describes the Baird Horizon Growth Fund (the "Fund"), an investment portfolio offered by Baird Funds, Inc. (the "Company"). On the following pages, you will find important information about the Fund, including:

|X| A description of the Fund's investment objective (sometimes referred to as its goal)
|X| The Fund's principal investment strategies (the steps it takes to try to meet its goal)
|X| The principal risks associated with the Fund (factors that may prevent it from meeting its goal)
|X| The fees and expenses you pay as an investor in the Fund

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

|X| Wish to invest for the long-term
|X| Want to realize capital appreciation on investments in equity securities |X| Are looking for an equity component to complete their portfolio
|X| Are willing to assume the risk of investing in equity securities
|X| Have long-term goals such as planning for retirement

The Fund is not appropriate for investors that have short-term financial goals.

Before investing in the Fund, you should carefully consider:

|X| Your own investment goals
|X| The amount of time you are willing to leave your money invested |X| The amount of risk you are willing to take

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term growth of capital. Dividend income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its total assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks and securities convertible into common stocks of U.S. issuers, including foreign issuers that are directly traded in the United States. The Fund may also invest a combined total of up to 15% of its assets in American Depositary Receipts ("ADRs") and mid-capitalization companies. ADRs are generally issued by banks or trust companies and evidence ownership of the underlying foreign securities. Large-capitalization companies are defined as those companies with a market capitalization in excess of $5 billion at the time of investment. Mid-capitalization companies are defined as those companies with a market capitalization of between $1 billion and $5 billion at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the "Advisor") emphasizes a company's growth prospects. The Advisor considers growth companies to be those that have projected earnings and projected dividend growth rates, when applicable, that exceed those of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while controlling risk. The Fund seeks a portfolio comprised of companies with:

|X| Experienced management;
|X| Leadership positions in their markets;
|X| A strong balance sheet;
|X| A consistent history of earnings stability and growth;
|X| Proprietary products, processes and/or services; and |X| Realistic growth strategies.

The Advisor applies the following strategies when purchasing securities for the Fund's portfolio:

|X| Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.
|X| Setting sector limits of the greater of 30% of the Fund's total assets or double the weighting of the S&P 500 Index in any one sector. The Fund may invest more than this limit in companies involved in the production of non-durable consumer and health care products. Thus, the Fund may be heavily invested in a single sector. However, one sector, such as health care, may include numerous subsectors or industries, such as managed-care organizations and home health-care/sub-acute care. Industries in the sector of medical devices/hospital supplies may include research reagents/instrumentations, ophthalmology, and imaging. The Fund may be concentrated in one sector, while being diversified among several industries.
|X| Typically holding the securities of less than 50 companies with exposure to approximately 20 industries.
|X| Investing at least 80% of the Fund's total assets in securities of companies that the Advisor believes are financially sound, are leaders in their respective industries, and have a historical record of consistent growth and stability of earnings and dividends.

The Advisor may sell a security due to fundamental deterioration. Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the Investment Management Team due to a specific issue, such as a loss of a customer or pricing pressure in the industry.

TEMPORARY INVESTMENTS

When the Fund's Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. The Fund may hold up to 20% of its total assets in cash or similar short-term, investment grade securities such as U.S. Government securities, repurchase agreements, commercial paper or certificates of deposit. These investments represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. However, the Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect the Fund's assets or maintain liquidity. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES ARE:
SECURITIES RATED IN THE HIGHEST 4 CATEGORIES BY S&P, MOODY'S, FITCH IBCA OR ANOTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the Fund are:

STOCK MARKET RISKS

Equity security prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large-capitalization businesses have exhibited less volatility than those of medium-capitalization or small capitalization businesses.

GROWTH-STYLE INVESTING

Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. In recent years, growth stocks have been characterized by high price-to-earnings ratios, which can be more volatile than stocks with lower price-to-earnings ratios.

MANAGEMENT RISKS

The Advisor's judgments about the attractiveness, value and potential appreciation of particular companies' stocks may prove to be incorrect.

FOREIGN SECURITIES RISKS

The Fund may invest up to 15% of its assets in ADRs. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

The Fund cannot guarantee that it will achieve its investment objective. You should be aware that you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

Because the Fund is new, no performance information for the Fund is included in this prospectus.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The shares of the Fund are 100% no load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Institutional Class Shares of the Fund.

                                                   INVESTOR      INSTITUTIONAL
                                                    CLASS           CLASS
                                                    SHARES          SHARES
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)
Management Fees                                     0.65%            0.65%
Distribution and Service (12b-1)1 Fees              0.25%            None
Other Expenses2                                     0.80%            0.80%
                                                    --------         --------
Total Annual Fund Operating Expenses3               1.70%            1.45%
                                                    --------         --------
         Less Expense Reimbursement                -0.05%           -0.05%
                                                    --------         --------
Net Annual Fund Operating Expenses                  1.65%            1.40%

1 Because the Fund pays 12b-1 distribution fees for its Investor Class Shares which are based upon the Fund's assets attributable to the Investor Class, if you own Investor Class Shares of the Fund for a long period of time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

2 "Other Expenses" are based on estimated amounts for the current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses.

3 The Advisor has contractually agreed to limit the Total Annual Fund Operating Expenses to 1.65% of average net assets for the Investor Class Shares and 1.40% of average net assets for the Institutional Class Shares of the Fund, at least through December 31, 2001. The Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above or less than the limits in effect at that future time. However, the Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

|X| You invest $10,000 in the Fund for the time periods indicated; |X| You redeem all of your shares at the end of those periods;
|X| Your investment has a 5% return each year;
|X| Your dividends and distributions have been reinvested; and |X| The Fund's operating expenses remain the same.

Please note that the one year numbers are based on the Fund's net expenses because the Fund has agreed to waive its management fee and/or reimburse the Fund's expenses until December 31, 2001, as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------- ------------ -------------
                                              1 Year       3 Years
------------------------------------------- ------------ -------------
Investor Class Shares                          $168          $531
Institutional Class Shares                     $143          $454

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISOR

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company's Board of Directors, is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objective and policies. This includes making investment decisions, and buying and selling securities.

The Advisor was founded in 1919, and is an indirect majority-owned subsidiary of the Northwestern Mutual Life Insurance Company. The Advisor has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of June 30, 2000 the Advisor had over $8 billion in assets under management.

THE INVESTMENT MANAGEMENT TEAM

The individuals listed below are members of the investment management team at the Advisor (the "Investment Management Team") that manage the Fund's investments. No member of the Investment Management Team is solely responsible for making recommendations for portfolio purchases and sales.

ROBINSON BOSWORTH III

Mr. Bosworth is a Managing Director and Portfolio Manager of the Advisor. Mr. Bosworth has served as Chief Investment Officer of Baird Investment Management, a department of the Advisor, since its inception in 1971. Prior to joining the Advisor, he worked as a security analyst at Stein Roe & Farnham in Chicago and Standard & Poor's Corporation in New York, N.Y. He earned an M.B.A. from The Amos Tuck School of Business Administration at Dartmouth College and a B.A. degree in economics from Amherst College.

DAVID W. BOWMAN

Mr. Bowman is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Bowman joined Baird Investment Management in 1995. Prior to joining the Advisor, he spent 18 years at an independent, Milwaukee-area money management firm. As a Principal and Vice President there, Mr. Bowman had substantial research responsibilities in addition to portfolio management and systems duties. He holds a degree in Finance, Investments and Banking from the University of Wisconsin-Milwaukee, and received the Chartered Financial Analyst designation in 1981.

J. BARY MORGAN

Mr. Morgan is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Morgan joined Baird Investment Management in 1992. He concentrated his undergraduate studies in finance and accounting, earning a B.S. degree in finance from Louisiana Tech University. Mr. Morgan attended the Indiana University Graduate School of Business and received an M.B.A. He received the Chartered Financial Analyst designation in 1995.

JOEL D. VRABEL

Mr. Vrabel is a Senior Vice President and Portfolio Manager of the Advisor. Mr. Vrabel joined Baird Investment Management in January 1995. Prior to joining the Advisor, he spent ten years as a Principal and Vice President of a $3 billion west coast investment management organization, and with an independent, Wisconsin-based investment advisory firm. During the preceding 13 years, he served in the capacity of Chief Equity Investment Officer and Portfolio Manager at National Investment Services of America. He holds B.B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee, and received the Chartered Financial Analyst designation in 1977.

                  HISTORICAL PERFORMANCE DATA - EQUITY ACCOUNTS

The following table sets forth composite performance data of the Investment Management Team relating to the historical performance of actual, fee-paying, discretionary equity accounts (the "Equity Accounts") managed by the Investment Management Team for the periods indicated. The Equity Accounts composite represents assets of $842.5 million.

The Equity Accounts that comprise the composite have investment objectives, policies, strategies, and risks substantially similar to those of the Fund. This information is provided to illustrate the past performance of the Investment Management Team in managing substantially similar accounts and does not represent the performance of the Fund. PERFORMANCE OF THE EQUITY ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE FUND OR OF THE ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. The composite performance reflects the performance of the Equity Accounts reduced by the Total Annual Fund Operating Expenses of the Institutional Class of the Fund which have been contractually limited by the Advisor to 1.40%. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the Equity Accounts. The Equity Accounts are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Management Team's composite could have been adversely affected if the Equity Accounts had been regulated under the federal securities and tax laws. The investment results of the Investment Management Team's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

--------------------------------------- ------------------------------------ -------------------------------------
             Time Period                     Equity Accounts Composite                 S&P 500 Index(1)
--------------------------------------- ------------------------------------ -------------------------------------
     Average Annual Total Returns
          (as of 06/30/2000)
--------------------------------------- ------------------------------------ -------------------------------------
                1 year                                14.73%                                 7.22%
--------------------------------------- ------------------------------------ -------------------------------------
               3 years                                17.35%                                19.66%
--------------------------------------- ------------------------------------ -------------------------------------
Since Inception (01/01/1996) (2)                      22.45%                                23.02%
--------------------------------------- ------------------------------------ -------------------------------------

(1) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

(2)  The Equity Composite began on January 1, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the Fund is new, financial highlights are not available.


YOUR ACCOUNT
--------------------------------------------------------------------------------

DISTRIBUTION OF SHARES

DISTRIBUTOR

The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor for shares of the Fund, and a member of the National Association of Securities Dealers, Inc.

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, Investor Class Shares pay the Advisor a fee of 0.25% of the average daily net asset value of Investor Class Shares. The Advisor uses this fee to finance activities that promote the sale of Investor Class Shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be.

DESCRIPTION OF CLASSES

The Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class Shares impose a Rule 12b-1 fee which is assessed against the assets of the Fund attributable to that class.

The Advisor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class Shares. Financial institutions will receive fees from the Advisor based upon shares owned by their clients or customers. The Advisor will determine the schedule of such fees and the basis upon which such fees will be paid.

SHARE PRICE

Shares of each class are sold at their net asset value ("NAV").

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WHEN MAKING A PURCHASE REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR PURCHASE REQUEST INCLUDES:

|X| THE NAME OF THE FUND
|X| THE DOLLAR AMOUNT OF SHARES TO BE PURCHASED
|X| PURCHASE APPLICATION OR INVESTMENT STUB
|X| CHECK PAYABLE TO BAIRD FUNDS
--------------------------------------------------------------------------------

The NAV for each class of shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (currently 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after Firstar Mutual Fund Services, LLC, the Fund's transfer agent (the "Transfer Agent"), receives your request in good order. The NYSE is closed most national holidays and Good Friday. Please refer to the Fund's Statement of Additional Information for a complete list of the days that the NYSE is closed.

The NAV for a class of shares is determined by adding the value of the Fund's investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under the supervision of the Company's Board of Directors.

BUYING SHARES

MINIMUM INVESTMENTS

---------------------------- -------------------------------- ------------------
                      INITIAL PURCHASE SUBSEQUENT PURCHASES
---------------------------- -------------------------------- ------------------
Investor Class Shares        $1,000 - IRAs                              $250
                             $2,500 - all other accounts                $250
Institutional Class Shares   $100,000                                No minimum
---------------------------- -------------------------------- ------------------

MINIMUM INVESTMENT WAIVERS - INSTITUTIONAL CLASS SHARES

The minimum initial investment amount for Institutional Class Shares is waived for all employees, directors and officers of the Advisor or the Fund and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).

TIMING OF REQUESTS

Your price per share will be the NAV next computed after your request is received in good order by the Transfer Agent. All requests received in good order before 3:00 p.m. (Central time) will be executed on that same day. Requests received after 3:00 p.m. will receive the next business day's NAV.

RECEIPT OF ORDERS

Shares may only be purchased on days the NYSE and the Federal Reserve wire system are open for business. If you are paying with Federal Funds
(wire), your request will be considered received when the Transfer Agent receives the Federal Funds and your application in good order. The Fund may authorize one or more broker/dealers to accept on its behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer or its designee accepts the order. If you purchase shares through an authorized broker/dealer or its designee, your order will be priced at the Fund's NAV next computed after it is accepted by the broker/dealer or its designee.

METHODS OF BUYING

--------------------------------- ---------------------------------------- ---------------------------------------
                                  TO OPEN AN ACCOUNT                       TO ADD TO AN ACCOUNT
--------------------------------- ---------------------------------------- ---------------------------------------
By Telephone                      You may not use telephone transactions   If you have completed the "Telephone
                                  for your initial purchase of the         Purchase Authorization" section of
                                  Fund's shares.  If you have elected      the Account Application Form, call
                                  "Telephone Exchange Authorization" on    the Fund (toll-free) at 1-866-44BAIRD to place
                                  a Baird Fund, you may call that Fund     your order. You will then be able to
                                  (toll-free) at 1-866-44BAIRD to          move money from your bank account to
                                  request an exchange into another         your Fund account upon request.  Only
                                  Baird Fund. See "Exchanging Shares."     bank accounts held at domestic
                                                                           institutions that are Automated Clearing
                                                                           House (ACH) members may be used for
                                                                           telephone transactions. The minimum
                                                                           telephone purchase is $250.

By Mail                           Make your check payable to "Baird        Fill out the investment stub from an
                                  Funds."  Forward the check and your      account statement, or indicate the
                                  application to the address below.  No    Fund name and account number on your
                                  third party checks will be accepted.     check.  Make your check payable to
                                  If your check is returned for any        "Baird Funds." Forward the check and
                                  reason, a $25 fee will be assessed       stub to the address below.
                                  against your account.

By Federal Funds Wire             Forward your application to Baird        Call the Fund (toll-free) at 1-866-44BAIRD to
                                  Funds at the address below.  Call        notify of incoming wire.  Use the
                                  (toll-free) 1-866-44BAIRD to             following instructions:
                                  obtain an account number. Wire           Firstar Bank, N.A.
                                  funds using the instructions to          Milwaukee, WI 53202
                                  the right.                               ABA#:  042000013
                                                                           Credit:  Firstar Mutual Fund
                                                                           Services, LLC
                                                                           Account #: 112-952-137
                                                                           Further Credit:
                                                                           (name of Fund, share class)
                                                                           (name/title on the account)
                                                                           (account #)
                                                                           The Fund, Advisor and the Transfer Agent are
                                                                           not responsible for the consequences
                                                                           of delays resulting from the banking
                                                                           or Federal Reserve Wire system, or
                                                                           from incomplete wiring instructions.

Automatic Investment Plan         Open a Fund account with one of the      If you did not set up an Automatic
                                  other methods.  If by mail, be sure to   Investment Plan with your original
                                  include your checking account number     application, call the Fund (toll-free) at
                                  on the appropriate section of your       1-866-44BAIRD.  Additional
                                  application and enclose a voided check   investments (minimum of $250) will be
                                  or deposit slip with initial purchase    taken automatically monthly or
                                  application.                             quarterly from your checking account.

Through Shareholder Service       To purchase shares for another           To purchase shares for another
Organizations                     investor, call the Fund (toll-free) at   investor, call the Fund (toll-free) at
                                  1-866-44BAIRD.                           1-866-44BAIRD.

By Exchange                       Call the Fund (toll-free) at             Call the Fund (toll-free) at 1-866-44BAIRD to
                                  1-866-44-BAIRD to obtain exchange        obtain exchange Information.  See
                                  information. See "Exchanging Shares."    "Exchanging Shares."
--------------------------------- ---------------------------------------- ---------------------------------------

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                  BY OVERNIGHT DELIVERY
Baird Funds                              Baird Funds
c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                             615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin 53202

NOTE: THE FUND DOES NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE ITS AGENTS. THEREFORE, DEPOSITS IN THE MAIL OR WITH SUCH SERVICES, OR RECEIPT AT THE TRANSFER AGENT'S POST OFFICE BOX OF PURCHASE APPLICATIONS OR REDEMPTION REQUESTS DO NOT CONSTITUTE RECEIPT BY THE TRANSFER AGENT OR THE FUND.

SELLING SHARES

METHODS OF SELLING

-------------------------------------- ---------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------- ---------------------------------------------------------------------------
By Telephone                           Call the Fund (toll-free) at 1-866-44BAIRD to place the order. (Note:
                                       For security reasons, requests by telephone will be recorded.)

By Mail                                Send a letter instructing the Fund to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  If your account is an IRA, signatures must be guaranteed.  Requests submitted without an election whether or not to withhold will be subject to withholding.

By Federal Funds Wire                  Call the Fund (toll-free) at 1-866-44BAIRD to request the amount of money you want. Be sure to have all necessary information from your bank.
                                       Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan             The Fund offers shareholders a Systematic Withdrawal Plan. Call the Fund
                                       (toll-free) at 1-866-44BAIRD to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization       Consult your account agreement for information on redeeming shares.

By Exchange                            Call (toll-free) 1-866-44BAIRD to obtain exchange information. See "Exchanging
                                       Shares" for further information.
-------------------------------------- ---------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is accepted by the Transfer Agent. You may receive the proceeds in one of three ways:

1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Transfer Agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3) For a $12 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

--------------------------------------------------------------------------------
WHEN MAKING A REDEMPTION REQUEST, MAKE SURE YOUR REQUEST IS IN GOOD ORDER. "GOOD ORDER" MEANS YOUR LETTER OF INSTRUCTION INCLUDES:

|X| THE NAME OF THE FUND
|X| THE NUMBER OF SHARES OR THE DOLLAR AMOUNT OF SHARES TO BE REDEEMED
|X| SIGNATURES OF ALL REGISTERED SHAREHOLDERS EXACTLY AS THE SHARES ARE
    REGISTERED
|X| THE ACCOUNT NUMBER
--------------------------------------------------------------------------------

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations:

|X| If you change ownership on your account
|X| When you want the redemption proceeds sent to a different address than that registered on the account
|X| If the proceeds are to be made payable to someone other than the account's owner(s)
|X| Any redemption transmitted by federal wire transfer to a bank other than your bank of record
|X| If a change of address request has been received by the Transfer Agent within the last 15 days
|X| For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit union or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries cannot provide signature guarantees.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Fund at 1-866-44BAIRD before making your request to determine what additional documents are required.

EXCHANGING SHARES

You may exchange all or a portion of your investment from the same class of one Baird Fund to another. You may also exchange between classes of the Fund or other Baird Funds if you meet the minimum investment requirements for the class you would like to exchange into. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

In addition to your ability to exchange all or a portion of your investment between any of the Baird Funds, you may also exchange Fund shares for shares of the Firstar Institutional Money Market Fund by sending a written exchange request to the Fund or, if you have established telephone exchange privileges, call 1-866-44BAIRD. Shares of the Firstar Institutional Money Market Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the Firstar Institutional Money Market Fund. This exchange privilege is offered as a convenience to the Fund's shareholders. Please note that when exchanging from the Fund to the Firstar Institutional Money Market Fund, you will begin accruing income from the Firstar Institutional Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Firstar Institutional Money Market Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the Firstar Institutional Money Market Fund through the date of exchange. When exchanging your entire balance from the Firstar Institutional Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the Firstar Institutional Money Market Fund at the end of the month.

An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Call 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

MORE INFORMATION ABOUT THE EXCHANGE PRIVILEGE

The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Fund's performance and shareholders. Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

GENERAL TRANSACTION POLICIES

The Fund reserves the right to:

|X| Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

|X| Modify or terminate the exchange privilege after 60 days written notice to shareholders.

|X| Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under Buying Shares.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends are declared and paid annually. Capital gains, if any, are distributed once a year.

Dividends on each share class of the Fund are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor Class Shares have distribution fees, the dividends paid to Investor Class shareholders will be lower than those paid to Institutional Class shareholders.

All of your dividends and capital gains distributions with respect to the Fund will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

TAXATION

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account regardless of whether they are received in cash or reinvested in Fund shares). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by the Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by the Fund.

A dividend or capital gains distribution declared by the Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund at 1-866-44BAIRD or by writing to:

Baird Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                     1940 Act File No. 811-09997




                  SUBJECT TO COMPLETION, DATED AUGUST 29, 2000

         THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS; NOT AN OFFER TO SELL THESE SECURITIES; AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                BAIRD FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                          Baird Intermediate Bond Fund
                              Baird Core Bond Fund
                            Baird Aggregate Bond Fund
                           Baird Short-Term Bond Fund*
                     Baird Intermediate Municipal Bond Fund*

                                  _______, 2000

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with Baird Funds, Inc.'s prospectuses (each a "Prospectus") dated _______, 2000, of the Baird Intermediate Bond Fund, the Baird Core Bond Fund, the Baird Aggregate Bond Fund, the Baird Short-Term Bond Fund, and the Baird Intermediate Municipal Bond Fund (individually a "Fund" and collectively referred to as the "Funds"). The Funds are each series of the Baird Funds, Inc. (the "Company"). This Statement of Additional Information contains additional information about principal strategies and risks already described in the Prospectus (and no information about new principal strategies or risks), as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Prospectus for the Funds may be obtained by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 1-866-44BAIRD. You should read this SAI together with the Prospectus and retain it for further reference.

*Neither the Institutional Class nor the Investor Class of the Baird Short-Term Bond Fund and Baird Intermediate Municipal Bond Fund are presently being offered to investors.

                                TABLE OF CONTENTS

                                                                            PAGE

BAIRD FUNDS, INC..............................................................3
INVESTMENT STRATEGIES AND RISKS...............................................3
NET ASSET VALUE...............................................................21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................22
DESCRIPTION OF SHARES.........................................................25
ADDITIONAL INFORMATION CONCERNING TAXES.......................................25
MANAGEMENT OF THE COMPANY.....................................................26
PRINCIPAL SHAREHOLDERS........................................................30
PORTFOLIO TRANSACTIONS........................................................30
INVESTMENT ADVISORY AND OTHER SERVICES........................................32
DISTRIBUTOR...................................................................34
DISTRIBUTION PLAN.............................................................34
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..............................36
COUNSEL.......................................................................36
PERFORMANCE CALCULATIONS......................................................36
PERFORMANCE HISTORY...........................................................40
APPENDIX A...................................................................A-1


                                BAIRD FUNDS, INC.

         The Company is an open-end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor class and an Institutional class. The Company also offers another fund that is described in a separate Prospectus and Statement of Additional Information.

                         INVESTMENT STRATEGIES AND RISKS

         RATINGS. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Robert W. Baird & Co. Incorporated (the "Advisor") will consider such an event in determining whether the Fund should continue to hold the security. For a more detailed description of ratings, see Appendix A.

         SECURITIES LENDING. Each of the Funds may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Money Market Instruments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

         MONEY MARKET INSTRUMENTS. The Funds may invest from time to time in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of such Fund's total assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

         Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to a possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

         The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

         INVESTMENT COMPANIES. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         The Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Funds would bear, along with other shareholders, their pro-rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

         U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

         BANK OBLIGATIONS. For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. A Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks (similar to those discussed below under "Foreign Securities") that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

         RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. Restricted securities may include Rule 144A Securities. These securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). A Fund may treat a Rule 144A security as liquid if determined to be so under procedures adopted by the Board of Directors.

         BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value suffered by a Fund's securities. As a result, the Fund's net asset value may be subject to greater fluctuation until the borrowing is paid off.

         Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

         PREFERRED STOCKS. Each Fund except the Intermediate Municipal Bond Fund may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. Each of the Funds will limit its investments in preferred stock to no more than 5% of its respective net assets.

         WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS. The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When a Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

         The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

         When the Funds engage in when-issued, delayed delivery and forward commitment transactions, they rely on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund except the Intermediate Municipal Bond Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities") that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

         The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the security, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         As stated in the Prospectus for the Funds, mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may be purchased. There are several types of mortgage-backed securities which provide the holder with a pro-rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose the Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Each Fund will invest less than 50% of its respective total assets in CMOs.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

         Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         VARIABLE RATE MEDIUM TERM NOTES. Each Fund except the Intermediate Municipal Bond Fund may purchase variable rate medium term notes that provide for periodic adjustments in the interest rates. The adjustments in interest rates reflect changes in an index (which may be the Lehman Brothers Intermediate Government/Credit Bond Index, the Lehman Brothers 1-3 year Government/Credit Bond Index, the Lehman Brothers Government/Credit Bond Index, or the Lehman Brothers Aggregate Bond Index).

         STRIPPED SECURITIES. Each Fund other than the Intermediate Municipal Bond Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         BOND INDEX. In an effort to make a Fund's duration and return comparable to those of its respective bond index, the Advisor will monitor a Fund's portfolio and market changes. The calculation of the Fund's duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the securities held by a Fund. There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits described in the Prospectus. The value of each Fund's portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

         OPTIONS TRADING. Each Fund other than the Intermediate Municipal Bond Fund may purchase put and call options. Option purchases by a Fund will not exceed 5% of its net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. This is a highly specialized activity which entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

         Each Fund other than the Intermediate Municipal Bond Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund's return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a "closing sale transaction" (a sale by a Fund, prior to the exercise of the option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, each Fund other than the Intermediate Municipal Bond Fund may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of the Fund's assets subject to covered options written by the Funds will not exceed 5% of the value of its net assets.

         A Fund's obligation under a covered call option written by it may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

         By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Funds. When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Advisor may determine that it would be in the best interest of each Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by a Fund, or of securities which it intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made. The Advisor may also determine that it would be in the interest of a Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed-income securities.

         Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund, and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of a Fund to close open futures positions, which could have an adverse impact on the Fund's ability to hedge.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

         Successful use of futures by the Fund is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Each Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities to the entire amount at risk (less margin deposits) on a continuous basis. The Company intends to comply with the regulations of the CFTC exempting each Fund from registration as a "commodity pool operator."

         The Funds intend to limit their transactions in futures contracts and related options so that not more than 5% of each Fund's respective net assets are at risk.

         FOREIGN SECURITIES. The Funds may invest up to 20% of their respective net assets at the time of purchase in dollar-denominated debt obligations of foreign issuers. Such securities may be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

         ZERO COUPON BONDS. Zero coupon obligations have greater price volatility than coupon obligations and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon obligations only if the likely relative greater price volatility of such zero coupon obligations is not inconsistent with the Fund's investment objective. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its shareholders. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

         GUARANTEED INVESTMENT CONTRACTS. Each Fund except the Intermediate Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a separate account of the insurance company which has been segregated from the general assets of the issuer. The insurance company then pays to the Fund, at the end of the contract, an amount equal to the cash contributions adjusted for the total return of an index. A GIC is a separate account obligation of the issuing insurance company. A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody's or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Advisor. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Fund to be subject to the 15% limitation on illiquid investments. Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities.

         SMALL COMPANIES AND UNSEASONED ISSUERS. Small companies in which the Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

         PORTFOLIO TURNOVER. Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; to the extent short-term capital gains are realized, distributions relating from such gains will be ordinary income for federal income tax purposes.

OTHER INVESTMENT CONSIDERATIONS- INTERMEDIATE MUNICIPAL BOND FUND

         The Fund's cash balances may be invested in short-term municipal notes and tax-exempt commercial paper, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short-term municipal debt securities. The value of the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates.

         From time to time, on a temporary defensive basis due to market conditions, the Fund may hold without any limitation uninvested cash reserves and invest without any limitations in high quality short-term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Taxable obligations acquired by the Fund will not exceed under normal conditions 20% of the Fund's net assets at the time of purchase.

         MUNICIPAL OBLIGATIONS. Municipal obligations which may be acquired by the Intermediate Municipal Bond Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

         Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

         Certain of the municipal obligations held by the Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand. The Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.

         The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

         Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         Municipal obligations purchased by the Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund's portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

         The Fund may purchase put options on municipal obligations. A put gives the Fund the right to sell a municipal obligation at a specified price at any time before a specified date. A put will be sold, transferred or assigned only with the related municipal obligation. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its assets at more favorable rates. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Company would reevaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

         MUNICIPAL LEASE OBLIGATIONS. As stated in the Prospectus, the Fund may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease-purchase payments made. The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under guidelines approved by the Board of Directors requiring the Advisor to evaluate the credit quality of such obligations and report on the nature of and the Fund's trading experience in the municipal lease market. Under the guidelines, municipal lease obligations that are not readily marketable and transferable are treated as illiquid. In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things (i) whether the lease can be canceled; (ii) the likelihood that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit; (iv) the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality; and (v) availability of legal recourse in the event of failure to appropriate. The Fund will not knowingly invest more than 15% of the value of its net assets in securities, including municipal leases, that are illiquid.

         STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a "stand-by commitment" a dealer agrees to buy from the Fund, at the Fund's option, specified municipal obligations at a specified price. "Stand-by commitment" acquired by the Fund may also be referred to in this Statement of Additional Information as "put" options.

         The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the municipal obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. A stand-by commitment may be sold, transferred or assigned by the Fund only with the instrument involved.

         The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for the portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each "stand-by commitment" is acquired.

         The Fund intends to enter into "stand-by commitments" only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker/dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.

         The Fund would acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a "stand-by commitment" would not affect the valuation or assumed maturity of the underlying municipal securities, which would continue to be valued in accordance with the ordinary method of valuation employed by the Fund. "Stand-by commitment" which would be acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a "stand-by commitment" its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Municipal obligations purchased by the Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities. If such instruments are unrated, they will be determined by the Fund's Advisor (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to investment grade. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument purchased by the Fund, the Fund may (at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved) demand payment in full of the principal of the instrument and has the right to resell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

         With respect to the variable and floating rate instruments that may be acquired by the Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable U.S. government obligations held by the Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

TEMPORARY DEFENSIVE POSITION APPLICABLE TO ALL FUNDS

         When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Funds may not always stay fully invested in bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. However, the Advisor may from time to time invest any amount of its total assets in cash or similar investments (such as U.S. Government securities, repurchase agreements, commercial paper or certificates of deposit) as a temporary defensive position during adverse market conditions to protect the Fund's assets or maintain liquidity. When a Fund takes a temporary position, the Fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT LIMITATIONS

         Each Fund is subject to the fundamental investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. A majority of the outstanding shares of the Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

         The Fund:

         1. May not with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         2. May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

         3. May not issue senior securities, except as permitted under the 1940 Act.

         4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

         5. May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, future contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

         6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that with regard to the Intermediate Municipal Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.

         8. May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         9. With respect the Intermediate Municipal Bond Fund, may not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions. For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.

         With respect to investment limitation No. 8, as it relates to the Intermediate Municipal Bond Fund, real estate shall include real estate mortgages. Although the foregoing investment limitations would permit the Intermediate Municipal Bond Fund to invest in options, futures contracts, options on futures contracts and engage in securities lending, the Fund, during the current fiscal year, does not intend to trade in such instruments (except that the Fund may purchase put options on municipal obligations) or lend portfolio securities. Prior to engaging in any such transactions, the Fund will provide its shareholders with notice and add any additional descriptions concerning the instruments to the Prospectus and this SAI as may be required.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS

         The following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

          The Fund may not:

         1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

         2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

         3. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

         4. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

         5. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         6. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

         Except for the fundamental investment limitations listed above and each Fund's investment objective, the Funds' other investment policies are not fundamental and may be changed with the approval of the Company's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

                                 NET ASSET VALUE

         Shares of the Fund are sold on a continual basis at the net asset value next computed following receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent.

         The net asset value per share of the Fund is calculated separately for the Investor Class Shares and Institutional Class Shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected) subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the net asset value per share.

         On determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of net asset value of the Fund. The New York Stock Exchange is currently closed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shareholder organizations or institutions may be paid by the Fund for advertising, distribution or shareholder services. Depending on the terms of the particular account, shareholder organizations or institutions also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder organizations or institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

         The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each fund of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the class of shares of the fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

         In addition to the situations described in the Fund's Prospectus under "General Transaction Policies," the Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

         EXCHANGE PRIVILEGE. By use of the exchange privilege, shareholders authorize the transfer agent to act on exchange instructions received in writing, by telephone, or through the Fund's website from any person representing himself to be the shareholder, or, in some cases, the shareholder's registered representative or account representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

         Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will be purchased at the net asset value per share next determined after acceptance of the request by the Fund's transfer agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

RETIREMENT PLANS: INVESTOR CLASS SHARES OF THE FUNDS

         INDIVIDUAL RETIREMENT ACCOUNTS. The Company has available a plan (the "Traditional IRA") for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 1/2.

         The Company also has available a Roth Individual Retirement Account (the "Roth IRA") for retirement saving for use by individuals with earned income. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 1/2, as long as the account owner has earned income.

         The Company permits certain employers (including self-employed individuals) to make contributions to employees' Traditional IRAs if the employer establishes a Simplified Employee Pension ("SEP") plan and/or a Salary Reduction SEP ("SARSEP"). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law.

         SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS. The Company also has available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE individual retirement accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3% of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee's compensation.

         In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

         The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds at 1-866-44BAIRD. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

         ADDITIONAL INFORMATION REGARDING SHAREHOLDER SERVICES

         The Investor Class and Institutional Class Shares of the Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis ($500 minimum per transaction). Under the Automatic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account each month or quarter and applies the amount to the purchase of Fund Shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan. A $25 fee will be imposed by the transfer agent if sufficient funds are not available in the shareholder's account or the shareholder's account has been closed at the time of the automatic transaction.

         The Automatic Investment Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more Fund Shares to be purchased during periods of lower Fund Share prices and fewer Fund Shares to be purchased during periods of higher Fund Share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund Shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels.

         The Shares of the Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

         Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds at 1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                              DESCRIPTION OF SHARES

         The Company's Articles of Incorporation authorize the Board of Directors to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into six series (each, a "series" or "fund"). Each series is divided into two classes designated as Investor Class Shares and Institutional Class Shares (each, a "Class") and consists of the number of shares set forth next to its Fund name in the table below:

Class of         Fund in which Stock                      Number of Authorized
Common Stock     RepresentS Interest                      Shares in Each Series
---------------  ------------------------------           ----------------------
Investor         Intermediate Bond Fund                   Indefinite
Institutional                                             Indefinite
Investor         Core Bond Fund                           Indefinite
Institutional                                             Indefinite
Investor         Aggregate Bond Fund                      Indefinite
Institutional                                             Indefinite
Investor         Short-Term Bond Fund                     Indefinite
Institutional                                             Indefinite
Investor         Intermediate Municipal Bond Fund         Indefinite
Institutional                                             Indefinite

         The Board of Directors has also authorized the issuance of one additional series of common stock representing an interest in one other separate investment portfolio which is described in a separate Statement of Additional Information. The Board of Directors may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distribution by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the Rule 12b-1 Plan.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

         The Intermediate Municipal Bond Fund intends to invest all, or substantially all, of its assets in debt obligations, the interest on which is exempt for federal income tax purposes. For the Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations. The Intermediate Municipal Bond Fund is designed to provide investors with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends ultimately would be taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                            MANAGEMENT OF THE COMPANY

         Under the laws of the State of Wisconsin, the business and affairs of the Fund are managed under the direction of the Board of Directors (the "Board") of the Company. The Board is responsible for acting on behalf of the shareholders.

         The Company does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law. The Board will call a shareholders' meeting for the purpose of voting on the question of removal of a Director when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Company that are entitled to vote.

DIRECTORS AND OFFICERS

         Directors and officers of the Company, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and Director holds the same positions with the Company and each Fund. The Company, in the aggregate, pays each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $10,000 plus $1,000 per Board meeting. In addition, each disinterested director is reimbursed by the Baird Funds for travel and other expenses incurred in connection with attendance at such meetings. Officers and directors of the Baird Funds who are deemed "interested persons" of the Company or the Fund, as defined in the 1940 Act, receive no compensation or expense reimbursement from the Baird Funds. Neither the Company nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.

------------------------------------- ----------------------- -------------------------------------------------------
                                      POSITION(S) HELD WITH   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS AND OTHER
NAME, ADDRESS & AGE                   THE COMPANY             AFFILIATIONS
------------------------------------- ----------------------- -------------------------------------------------------
G. Frederick Kasten, Jr.              Director and Chairman   Chairman, the Advisor since January 2000; Chairman &
777 East Wisconsin Avenue                                     CEO, the Advisor (January 1998-January 2000);
Milwaukee, WI  53202                                          President, Chairman and CEO, the Advisor (June
(DOB 2/14/39)                                                 1963-January 1998)

John W. Feldt                         Director                Senior Vice President-Finance, University of
University of Wisconsin Foundation                            Wisconsin Foundation since 1985; Vice
1848 University Avenue                                        President-Finance, University of Wisconsin Foundation
Madison, WI  53705                                            (1980-1985); Associate Director, University of
(DOB 5/2/42)                                                  Wisconsin Foundation (1967-1980)

George C. Kaiser                      Director                CEO, George Kaiser & Co., a business consulting
759 N. Milwaukee Street                                       company, since 1988; Chairman and CEO, Hanger Tight
Milwaukee, WI  53202                                          Company, a manufacturing company (1988-1999);
(DOB 1/20/33)                                                 Chairman and CEO, Interstore Transfer Systems, Ltd.,
                                                              a manufacturing company (1992-1999); Chairman,
                                                              International Retail Services Group, Ltd.
                                                              (1995-1999); Executive Vice President, Arandell
                                                              Schmidt Co., a catalog printer company (1984-1987);
                                                              various positions, Arthur Andersen & Co. (1957-1964,
                                                              1967-1984), most recently serving as Partner
                                                              (1969-1984); Secretary of Administration, State of
                                                              Wisconsin (1965-1967)

Stephen A. Roell                      Director                Senior Vice President and Chief Financial Officer,
5757 N. Green Bay Avenue                                      Johnson Controls, Inc., a manufacturing company,
Milwaukee, WI  53201                                          since 1998; Vice President and Chief Financial
(DOB 12/21/49)                                                Officer, Johnson Controls, Inc. (1991-1998);
                                                              Corporate Controller and Assistant Secretary, Johnson
                                                              Controls, Inc. (1990-1991)

Mary Ellen Stanek                     President               Managing Director and Chief Financial Officer, the
777 East Wisconsin Avenue                                     Advisor since March 2000; President and CEO, Firstar
Milwaukee, WI  53202                                          Investment Research & Management Company, LLC
(DOB 4/18/56)                                                 ("Firstar") (November 1998-February 2000); President
                                                              and Chief Operating Officer, Firstar (March
                                                              1994-November 1998); Executive Vice President,
                                                              Firstar (July 1990-March 1994); Vice President and
                                                              Director of Fixed Income Services, Firstar Trust
                                                              Company Services (May 1983-July 1990); Portfolio
                                                              Manager, Firstar Trust Company (April 1979-July
                                                              1990)

Joel D. Vrabel                        Senior Vice President   Senior Vice President and Portfolio Manager, the
777 East Wisconsin Avenue                                     Advisor since January 1995; Vice President, Campbell,
Milwaukee, WI  53202                                          Newman, Pottinger & Associates, Inc. (May
(DOB 6/2/49)                                                  1991-January 1995); Vice President, Kennedy
                                                              Associates, Inc. (August 1985-April 1991); President,
                                                              Ziegler & Vrabel Investment Advisors (August
                                                              1983-July 1985)

Glen F. Hackmann                      Vice President          Secretary, General Counsel and Managing Director, the
777 East Wisconsin Avenue                                     Advisor (September 1984-present)
Milwaukee, WI  53202
(DOB 4/30/41)

Russell P. Schwei                     Vice President          Operations Director, the Advisor since December 1999;
777 East Wisconsin Avenue                                     Chief Financial Officer and Managing Director, the
Milwaukee, WI  53202                                          Advisor (February 1999-December 1999); Managing
(DOB 6/2/59)                                                  Director, the Advisor (January 1997-present); Senior
                                                              Vice President, the Advisor (January 1996-January
                                                              1997); First Vice President (June 1984-January 1996)

Leonard M. Rush                       Treasurer               Chief Financial Officer, the Advisor since January
777 East Wisconsin Avenue                                     2000; Assistant Treasurer, FMR Company, a mutual
Milwaukee, WI  53202                                          funds company (April 1994-December 1999); Chief
(DOB 1/2/46)                                                  Compliance Officer, FMR Corporation, a holding
                                                              company (March 1993-April 1994); Chief Financial
                                                              Officer, Fidelity Brokerage Services Inc. (October
                                                              1990-March 1993)

Brett R. Meili                        Secretary               Associate General Counsel, the Advisor since April
777 East Wisconsin Avenue                                     1999; Senior Counsel, Strong Capital Management, Inc.
Milwaukee, WI  53202                                          (January 1996-April 1999); Senior Counsel, Blue Cross
(DOB 4/27/62)                                                 Blue Shield United of Wisconsin (November
                                                              1993-December 1995); Attorney, Godfrey & Kahn, S.C.
                                                              (August 1990-November 1993)

Lisa L. Kollmeyer                     Assistant Secretary     Senior Paralegal, the Advisor since April 2000;
777 East Wisconsin Avenue                                     Senior Paralegal, Strong Capital Management (April
Milwaukee, WI  53202                                          1995-April 2000); Paralegal, Godfrey & Kahn, S.C.
(DOB 12/28/66)                                                (February 1992-April 1995)

Christine P. Gray                     Assistant Treasurer     Compliance Officer, Firstar Mutual Fund Services, LLC
615 East Michigan Street                                      since December 1998; Attest Services In-Charge, KPMG
Milwaukee, WI  53202                                          LLP (July 1996 - December 1998); Associate, B.C.
(DOB 11/27/74)                                                Holdings Inc. (January 1994 - June 1996)
------------------------------------- ----------------------- -------------------------------------------------------

         The disinterested members of the Company's Board of Directors receive the following compensation:

---------------------------- ----------------------- ------------------------
NAME                         AGGREGATE               TOTAL COMPENSATION
                             COMPENSATION FROM       FROM COMPANY PAID TO
                             COMPANY(1)              DIRECTORS
---------------------------- ----------------------- ------------------------
John W. Feldt                   $6,000                    $6,000

George C. Kaiser                $6,000                    $6,000

Stephen A. Roell                $6,000                    $6,000
---------------------------- ----------------------- ------------------------

1 Compensation is estimated for the current fiscal year, ending December 31, 2000.

         As of _______, 2000, Directors and Officers of the Company did not beneficially own any of the shares of common stock of the Fund's then outstanding shares; however, the Advisor owned 100% of such shares.

                             PRINCIPAL SHAREHOLDERS

         As of _____, 2000, which was prior to the public offering of the Fund's shares, the Advisor, a Wisconsin corporation, owned of record 100% of the Fund's shares. Accordingly, as of _____, 2000, the Advisor owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company. The Advisor is a majority owned subsidiary of Baird Financial Corporation which is a majority owned subsidiary of the Northwestern Mutual Life Insurance Company.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Company's Board of Directors, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Funds' interests.

         The Investment Advisory Agreement (the "Agreement") between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Advisor to cause the Funds to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board of Directors will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by the firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account.

         Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor or an affiliated person of the Advisor (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) acting as principal. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

         Investment decisions for the Funds are made independently from those for other accounts advised or managed by their Advisor. Such other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES

         On August 14, 2000, the Board of Directors (including at least a majority of the disinterested Directors) and the shareholders of the Fund approved an investment advisory agreement (the "Advisory Agreement") pursuant to which Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202, furnishes continuous investment advisory services and management to the Fund. The Advisor is an investment advisory firm formed in the state of Wisconsin on December 29, 1919. In its Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Fund.

         The Advisory Agreement terminates in the event of its assignment and generally may be terminated by either party if certain conditions are met, without penalty, on 60 days' notice. The Advisory Agreement will continue in effect until ____, 2002 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Directors of the Company or by the vote of the shareholders as described under "Miscellaneous" below.

         The Company has entered into an Administration Agreement with the Advisor for each Fund.

         Under the Administration Agreement the Advisor renders all administrative and supervisory services to the applicable Fund. The Advisor oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Advisor has delegated some of its administrative and other responsibilities to Firstar Mutual Fund Services, LLC ("FMFS") and is responsible for paying all fees and expenses of FMFS. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, including brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

         Pursuant to the Administration Agreement, the Advisor receives a fee which is paid monthly at an annual rate of 0.05% of the applicable Fund's average daily net assets.

         The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients besides the Funds.

         As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily net asset value of the Fund. From time to time the Advisor may voluntarily waive all or a portion of its Management Fee for the Fund.

CODE OF ETHICS

         The Company, the Advisor and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics govern the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Funds. These Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

FUND ADMINISTRATION

         FMFS provides administrative personnel and services (including blue-sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.

FINANCIAL INTERMEDIARIES

         From time to time, the Funds may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses, other communications regarding the Funds, and related services as the Funds or the intermediaries' customers or such other persons may reasonably request. In such cases, to the extent paid by the Funds, the Funds will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Funds.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street Cincinnati, Ohio, 45202, serves as custodian of the Funds' assets. Under the Custody Agreement, Firstar Bank, N.A. has agreed to (i) maintain a separate account in the name of each Fund,
(ii) make receipts and disbursements of money on behalf of each Fund, (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning each Fund's operations. Firstar Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of each Fund with other banks or trust companies, provided that Firstar Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.

TRANSFER AGENT

         FMFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for each Fund under a Shareholder Servicing Agent Agreement. As transfer and dividend disbursing agent, FMFS has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

FUND ACCOUNTING

         In addition, the Funds have entered into a Fund Accounting Servicing Agreement with FMFS pursuant to which FMFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.

                                   DISTRIBUTOR

         Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated as of _________, 2000 (the "Distribution Agreement"). The Advisor is registered as a broker/dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Funds' shares is continuous. The Distribution Agreement provides that the Advisor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

                                DISTRIBUTION PLAN

PLAN

         The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of Investor Class Shares at an annual rate of 0.25% of the Fund's average daily net asset value. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class's expenses from what they would otherwise be. The Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors, including a majority of the disinterested Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors, including a majority of the disinterested Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

INTERESTS OF CERTAIN PERSONS

         With the exception of the Advisor, in its capacity as the Fund's investment advisor and principal underwriter of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Company who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

ANTICIPATED BENEFITS TO THE FUND

         The Board of Directors considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures;
(e) the relationship of the Plan to other distribution efforts of the Fund; and
(f) the possible benefits of the Plan to any person relative to those of the Fund.

         Based upon its review of the foregoing factors an the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Directors determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any recipients would have little or no incentive to incur promotional expenses on behalf of the Investor Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Investor Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Investor Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under the management in a short amount of time, given the marketing efforts on the part of the Distributor and recipients to sell Investor Class shares which should result in certain economies of scale.

         While there is no assurance that the expenditure of Investor Class assets to finance distribution of Investor Class shares will have the anticipated results, the Board of Directors believe there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Investor Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, has been selected as the independent accountants of the Company. As such, it is responsible for auditing the financial statements of the Funds.

The following financial statements of the Fund are contained herein:

[LIST FINANCIAL STATEMENTS]

                                     COUNSEL

         Godfrey & Kahn, S.C. 780 N. Water Street, Milwaukee, WI 53202, serves as counsel to the Company and will pass upon the legality of the shares offered by the Funds' Prospectus.

                            PERFORMANCE CALCULATIONS

         From time to time, the total return and the yields of Investor Class Shares and Institutional Class Shares of each Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds at 1-866-44BAIRD.

YIELD CALCULATIONS

         Yield is computed based on the net income of a series of class of a Fund during a 30-day (or one-month) period, which will be identified in connection with the particular yield quotation. More specifically, the yield of a class of shares is calculated by dividing the net investment income per share for that class (as described below) earned during a 30-day (or one-month) period by the net asset value per share for that class on the last day of the period and annualizing the result on a semiannual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. Net investment income per share earned during the period attributable to that class is based on the average daily number of shares of the class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period, attributable to that class net of reimbursements.

This calculation can be expressed as follows:

                                         a-b
                           Yield = 2 [(----- + 1)6 - 1]
                                         c x d

      Where: a = dividends and interest earned during the period.

             b = expenses accrued for the period (net of reimbursements).

             c = the average daily number of shares
                 outstanding during the period that
                 were entitled to receive dividends.

             d = Maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. A Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Interest earned on tax-exempt obligations of the Intermediate Municipal Bond Fund that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security.

         Undeclared earned income may be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         In addition, the Intermediate Municipal Bond Fund may advertise a "tax-equivalent yield" which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Fund. This is done by increasing the yield of the series of shares (calculated as stated above) by the amount necessary to reflect the payment of federal income taxes at a stated rate. This is computed by: (a) dividing the portion of the Fund's yield for a particular series (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax. The "tax-equivalent" yield will always be higher than the yield of the Fund.

TOTAL RETURN CALCULATIONS

         Each Fund computes "average annual total return" separately for its Investor Class Shares and Institutional Class Shares. Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. This is computed by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

               P(1 + T)n  = ERV

      Where:

      P =  hypothetical initial payment of $1,000.

      T =  average annual total return.

      n =  number of years.

    ERV =  ending redeemable value at the end
           of the period covered by the
           computation of a hypothetical $1,000
           payment made at the beginning of the
           period.

         The Funds may compute aggregate total return, which reflects the total percentage change in value over the measuring period. The Funds compute their aggregate total returns separately for the Investor Class Shares and Institutional Class Shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                 ERV
                           T = [(-----) - 1]
                                  P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

COMPARISONS

         The total return and yield of a Fund's Shares may be compared in publications to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices, to rankings, or other information prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or to investments for which reliable performance data is available. For example, the total return and yield, as appropriate, of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc. The total return of a Fund's shares may be compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index; the Merrill Lynch 1-2.99 U.S. Treasury Bond Index; the Lehman Brothers Intermediate Government/Credit Bond Index; the Lehman Brothers 5-Year General Obligation Bond Index; the Lehman Brothers Government/Credit Bond Index; and the Consumer Price Index. Total return and yield data as reported in national financial publications, such as MONEY MAGAZINE, FORBES, BARRON'S, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS MAGAZINE, KIPLINGER'S PERSONAL FINANCE MAGAZINE, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

         Performance quotations represent past performance, and should not be considered as representative of future results. Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced. The investment return and principal value of an investment in a Fund's class of shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for a Fund cannot necessarily be used to compare an investment in a Fund's class of shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance is generally a function of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by institutions directly to their customer accounts in connection with investments in a Fund will not be included in the Fund's calculations of yield and total return and will reduce the yield and total return received by the accounts.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Advisor as to market, economic, trade and interest trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of a Fund. In addition, advertisement or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

                               PERFORMANCE HISTORY

         Because the Funds are new, no performance history is provided in this SAI.


                                   APPENDIX A

COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

                  "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                  * Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  "r" - The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  N.R.  Not rated.

                  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  `NR' indicates the Fitch IBCA does not rate the issuer or issue in question.

                  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker/dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.






                  SUBJECT TO COMPLETION, DATED AUGUST 29, 2000

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS; NOT AN OFFER TO SELL THESE SECURITIES; AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                BAIRD FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                            Baird Horizon Growth Fund

                                  _______, 2000

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus (the "Prospectus") dated _______, 2000 of the Baird Horizon Growth Fund (the "Fund"). The Fund is a series of the Baird Funds, Inc. (the "Company"). This Statement of Additional Information contains additional information about principal strategies and risks already described in the Prospectus (and no information about new principal strategies or risks), as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Prospectus for the Fund may be obtained by writing the Fund at 615 East Michigan Street, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 1-866-44BAIRD. You should read this SAI together with the Prospectus and retain it for further reference.

                                TABLE OF CONTENTS

                                                                            PAGE

BAIRD FUNDS, INC..............................................................3
INVESTMENT STRATEGIES AND RISKS...............................................3
NET ASSET VALUE...............................................................15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................16
DESCRIPTION OF SHARES.........................................................19
ADDITIONAL INFORMATION CONCERNING TAXES.......................................19
MANAGEMENT OF THE COMPANY.....................................................19
PRINCIPAL SHAREHOLDERS........................................................23
PORTFOLIO TRANSACTIONS........................................................23
INVESTMENT ADVISORY AND OTHER SERVICES........................................25
DISTRIBUTOR...................................................................27
DISTRIBUTION PLAN.............................................................27
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..............................28
COUNSEL.......................................................................28
PERFORMANCE CALCULATIONS......................................................29
PERFORMANCE HISTORY...........................................................31
APPENDIX A...................................................................A-1

                                BAIRD FUNDS, INC.

         The Company is an open-end, diversified, management investment company. The Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. The Fund is currently divided into two classes, an Investor class and an Institutional class. The Company also offers other funds that are described in separate Statements of Additional Information.

                         INVESTMENT STRATEGIES AND RISKS

GENERAL INFORMATION REGARDING THE FUND

         Robert W. Baird & Co. Incorporated (the "Advisor") may purchase for the Fund common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). The Advisor may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. Equity securities in the Fund's portfolios will generally be sold when the Advisor believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

         RATINGS. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

         Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund should continue to hold the security. For a more detailed description of ratings, see Appendix A.

         SECURITIES LENDING. The Fund may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Money Market Instruments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

         MONEY MARKET INSTRUMENTS. The Fund may invest from time to time in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund's total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

         Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized statistical rating organization. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

         REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

         The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depositary. Repurchase agreements are considered to be loans under the 1940 Act.

         INVESTMENT COMPANIES. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         The Fund may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

         BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by the Fund should decline in value while borrowings are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value suffered by the Fund's securities. As a result, the Fund's net asset value may be subject to greater fluctuation until the borrowing is paid off.

         Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Fund.

         PREFERRED STOCKS. The Fund may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. The Fund will limit its investments in preferred stock to no more than 5% of its net assets.

         WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS. The Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

         The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

         When the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

         OPTIONS TRADING. The Fund may purchase put and call options. Option purchases by the Fund will not exceed 5% of its net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. This is a highly specialized activity which entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Fund will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. The Fund bears the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

         A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

         The Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase the Fund's return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a "closing sale transaction" (a sale by the Fund, prior to the exercise of the option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, the Fund may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of the Fund's assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

         The Fund's obligation under a covered call option written by it may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

         By writing a covered call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Fund. When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Advisor may determine that it would be in the best interest of the Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which it intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective equity index or to reduce transaction costs. For example, the Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Fund may sell index futures contracts. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by the Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund, and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund's ability to hedge.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

         Successful use of futures by the Fund is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, the Fund may be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid securities to the entire amount at risk (less margin deposits) on a continuous basis. The Company intends to comply with the regulations of the CFTC exempting the Fund from registration as a "commodity pool operator".

           Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

         The Fund intends to limit its transactions in futures contracts and related options so that not more than 5% of the Fund's respective net assets are at risk.

         FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in sponsored ADRs. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

         While "sponsored" and "unsponsored" ADR programs are similar, there are differences regarding ADR holders' rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer's request.

         Investments in foreign securities, whether made directly or through ADRs, involve certain inherent risks and considerations not typically associated with investing in U.S. companies, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments that could affect investment within those countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Changes in foreign exchange rates will also affect the value of securities denominated or quoted in currencies other than the U.S. dollar. In this regard, the Fund does not intend to hedge against foreign currency risk (except on unsettled trades). Changes in currency exchange rates will affect the value of unhedged positions and will impact the Fund's net asset value (positively or negatively) irrespective of the performance of the portfolio securities held by the Fund. The Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

FUNDAMENTAL INVESTMENT LIMITATIONS

         The Fund is subject to the fundamental investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. A majority of the outstanding shares of the Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

         The Fund:

         1. May not with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         2. May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

         3. May not issue senior securities, except as permitted under the 1940 Act.

         4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

         5. May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, future contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

         6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

         8. May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

NON-FUNDAMENTAL INVESTMENT LIMITATIONS

         The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

          The Fund may not:

         1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

         2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

         3. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

         4. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

         5. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

         6. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

         Except for the fundamental investment limitations listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with the approval of the Company's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

                                 NET ASSET VALUE

         Shares of the Fund are sold on a continual basis at the net asset value next computed following receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent.

         The net asset value per share of the Fund is calculated separately for the Investor Class Shares and Institutional Class Shares by adding the value of all portfolio securities and other assets per class (including interest or dividend accrued, but not yet collected) subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the net asset value per share.

         On determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 p.m. Central time, and at other times, may not be reflected in the calculation of net asset value of the Fund. The New York Stock Exchange is currently closed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shareholder organizations or institutions may be paid by the Fund for advertising, distribution or shareholder services. Depending on the terms of the particular account, shareholder organizations or institutions also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder organizations or institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

         The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each fund of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the class of shares of the fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

         In addition to the situations described in the Fund's Prospectus under "General Transaction Policies," the Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

         EXCHANGE PRIVILEGE. By use of the exchange privilege, shareholders authorize the transfer agent to act on exchange instructions received in writing, by telephone, or through the Fund's website from any person representing himself to be the shareholder, or, in some cases, the shareholder's registered representative or account representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

         Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will be purchased at the net asset value per share next determined after acceptance of the request by the Fund's transfer agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

RETIREMENT PLANS: INVESTOR CLASS SHARES OF THE FUND

         INDIVIDUAL RETIREMENT ACCOUNTS. The Company has available a plan (the "Traditional IRA") for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 1/2.

         The Company also has available a Roth Individual Retirement Account (the "Roth IRA") for retirement saving for use by individuals with earned income. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 1/2, as long as the account owner has earned income.

         The Company permits certain employers (including self-employed individuals) to make contributions to employees' Traditional IRAs if the employer establishes a Simplified Employee Pension ("SEP") plan and/or a Salary Reduction SEP ("SARSEP"). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law.

         SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS. The Company also has available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE individual retirement accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3% of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee's compensation.

         In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and capital gains will be automatically reinvested.

         The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Fund. Any person who wishes to establish a retirement plan account may do so by contacting the Fund at 1-866-44BAIRD. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

         ADDITIONAL INFORMATION REGARDING SHAREHOLDER SERVICES

         The Investor Class and Institutional Class Shares of the Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly basis ($250 minimum per transaction). Under the Automatic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account each month or quarter and applies the amount to the purchase of Fund Shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Fund for participation in the Automatic Investment Plan. A $25 fee will be imposed by the transfer agent if sufficient funds are not available in the shareholder's account or the shareholder's account has been closed at the time of the automatic transaction.

         The Automatic Investment Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund Shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more Fund Shares to be purchased during periods of lower Fund Share prices and fewer Fund Shares to be purchased during periods of higher Fund Share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund Shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels.

         The Shares of the Fund offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of the Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

         Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Fund at 1-866-44BAIRD. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                              DESCRIPTION OF SHARES

         The Company's Articles of Incorporation authorize the Board of Directors to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into six series (each, a "series" or "fund"). Each series is divided into two classes designated as Investor Class Shares and Institutional Class Shares (each, a "Class") and consists of the number of shares set forth next to its Fund name in the table below:

Class of                Fund in which Stock       Number of Authorized
Common Stock            Represents Interest       Shares in Each Series
------------------      -----------------------   -------------------------
Investor Class          Horizon Growth Fund       Indefinite
Institutional Class                               Indefinite

         The Board of Directors has also authorized the issuance of five additional series of common stock representing interests in five other separate investment portfolios which are described in separate Statements of Additional Information. The Board of Directors may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distribution by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the Rule 12b-1 Plan.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

                            MANAGEMENT OF THE COMPANY

         Under the laws of the State of Wisconsin, the business and affairs of the Fund are managed under the direction of the Board of Directors (the "Board") of the Company. The Board is responsible for acting on behalf of the shareholders.

         The Company does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law. The Board will call a shareholders' meeting for the purpose of voting on the question of removal of a Director when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Company that are entitled to vote.

DIRECTORS AND OFFICERS

         Directors and officers of the Company, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and Director holds the same positions with the Company and the Fund. The Company, in the aggregate, pays each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $10,000 plus $1,000 per Board meeting. In addition, each disinterested director is reimbursed by the Baird Funds for travel and other expenses incurred in connection with attendance at such meetings. Officers and directors of the Baird Funds who are deemed "interested persons" of the Company or the Fund, as defined in the 1940 Act, receive no compensation or expense reimbursement from the Baird Funds. Neither the Company nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.

------------------------------------- ----------------------- -------------------------------------------------------
                                      POSITION(S) HELD WITH   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS AND OTHER
NAME, ADDRESS & AGE                   THE COMPANY             AFFILIATIONS
------------------------------------- ----------------------- -------------------------------------------------------
G. Frederick Kasten, Jr.              Director and Chairman   Chairman, the Advisor since January 2000; Chairman &
777 East Wisconsin Avenue                                     CEO, the Advisor (January 1998-January 2000);
Milwaukee, WI  53202                                          President, Chairman and CEO, the Advisor (June
(DOB 2/14/39)                                                 1963-January 1998)

John W. Feldt                         Director                Senior Vice President-Finance, University of
University of Wisconsin Foundation                            Wisconsin Foundation since 1985; Vice
1848 University Avenue                                        President-Finance, University of Wisconsin Foundation
Madison, WI  53705                                            (1980-1985); Associate Director, University of
(DOB 5/2/42)                                                  Wisconsin Foundation (1967-1980)

George C. Kaiser                      Director                CEO, George Kaiser & Co., a business consulting
759 N. Milwaukee Street                                       company, since 1988; Chairman and CEO, Hanger Tight
Milwaukee, WI  53202                                          Company, a manufacturing company (1988-1999);
(DOB 1/20/33)                                                 Chairman and CEO, Interstore Transfer Systems, Ltd.,
                                                              a manufacturing company (1992-1999); Chairman,
                                                              International Retail Services Group, Ltd.
                                                              (1995-1999); Executive Vice President, Arandell
                                                              Schmidt Co., a catalog printer company (1984-1987);
                                                              various positions, Arthur Andersen & Co. (1957-1964,
                                                              1967-1984), most recently serving as Partner
                                                              (1969-1984); Secretary of Administration, State of
                                                              Wisconsin (1965-1967)

Stephen A. Roell                      Director                Senior Vice President and Chief Financial Officer,
5757 N. Green Bay Avenue                                      Johnson Controls, Inc., a manufacturing company,
Milwaukee, WI  53201                                          since 1998; Vice President and Chief Financial
(DOB 12/21/49)                                                Officer, Johnson Controls, Inc. (1991-1998);
                                                              Corporate Controller and Assistant Secretary, Johnson
                                                              Controls, Inc. (1990-1991)

Mary Ellen Stanek                     President               Managing Director and Chief Financial Officer, the
777 East Wisconsin Avenue                                     Advisor since March 2000; President and CEO, Firstar
Milwaukee, WI  53202                                          Investment Research & Management Company, LLC
(DOB 4/18/56)                                                 ("Firstar") (November 1998-February 2000); President
                                                              and Chief Operating Officer, Firstar (March 1994-November
                                                              1998); Executive Vice President, Firstar (July 1990-March 1994);
                                                              Vice President and Director of Fixed Income Services,
                                                              Firstar Trust Company Services (May 1983-July
                                                              1990); Portfolio Manager, Firstar Trust Company
                                                              (April 1979-July 1990)

Joel D. Vrabel                        Senior Vice President   Senior Vice President and Portfolio Manager, the
777 East Wisconsin Avenue                                     Advisor since January 1995; Vice President, Campbell,
Milwaukee, WI  53202                                          Newman, Pottinger & Associates, Inc. (May
(DOB 6/2/49)                                                  1991-January 1995); Vice President, Kennedy
                                                              Associates, Inc. (August 1985-April 1991); President,
                                                              Ziegler & Vrabel Investment Advisors (August
                                                              1983-July 1985)

Glen F. Hackmann                      Vice President          Secretary, General Counsel and Managing Director, the
777 East Wisconsin Avenue                                     Advisor (September 1984-present)
Milwaukee, WI  53202
(DOB 4/30/41)

Russell P. Schwei                     Vice President          Operations Director, the Advisor since December 1999;
777 East Wisconsin Avenue                                     Chief Financial Officer and Managing Director, the
Milwaukee, WI  53202                                          Advisor (February 1999-December 1999); Managing
(DOB 6/2/59)                                                  Director, the Advisor (January 1997-present); Senior
                                                              Vice President, the Advisor (January 1996-January
                                                              1997); First Vice President (June 1984-January 1996)

Leonard M. Rush                       Treasurer               Chief Financial Officer, the Advisor since January
777 East Wisconsin Avenue                                     2000; Assistant Treasurer, FMR Company, a mutual
Milwaukee, WI  53202                                          funds company (April 1994-December 1999); Chief
(DOB 1/2/46)                                                  Compliance Officer, FMR Corporation, a holding
                                                              company (March 1993-April 1994); Chief Financial
                                                              Officer, Fidelity Brokerage Services Inc. (October
                                                              1990-March 1993)

Brett R. Meili                        Secretary               Associate General Counsel, the Advisor since April
777 East Wisconsin Avenue                                     1999; Senior Counsel, Strong Capital Management, Inc.
Milwaukee, WI  53202                                          (January 1996-April 1999); Senior Counsel, Blue Cross
(DOB 4/27/62)                                                 Blue Shield United of Wisconsin (November
                                                              1993-December 1995); Attorney, Godfrey & Kahn, S.C.
                                                              (August 1990-November 1993)

Lisa L. Kollmeyer                     Assistant Secretary     Senior Paralegal, the Advisor since April 2000;
777 East Wisconsin Avenue                                     Senior Paralegal, Strong Capital Management (April
Milwaukee, WI  53202                                          1995-April 2000); Paralegal, Godfrey & Kahn, S.C.
(DOB 12/28/66)                                                (February 1992-April 1995)

Christine P. Gray                     Assistant Treasurer     Compliance Officer, Firstar Mutual Fund Services, LLC
615 East Michigan Street                                      since December 1998; Attest Services In-Charge, KPMG
Milwaukee, WI  53202                                          LLP (July 1996 - December 1998); Associate, B.C.
(DOB 11/27/74)                                                Holdings Inc. (January 1994 - June 1996)
------------------------------------- ----------------------- -------------------------------------------------------

         The disinterested members of the Company's Board of Directors receive the following compensation:

---------------------------- ----------------------- ------------------------
NAME                         AGGREGATE               TOTAL COMPENSATION
                             COMPENSATION FROM       FROM COMPANY PAID TO
                             COMPANY(1)              DIRECTORS
---------------------------- ----------------------- ------------------------
John W. Feldt                     $6,000                 $6,000

George C. Kaiser                  $6,000                 $6,000

Stephen A. Roell                  $6,000                 $6,000
---------------------------- ----------------------- ------------------------

1 Compensation is estimated for the current fiscal year, ending December 31, 2000.

         As of _______, 2000, Directors and Officers of the Company did not beneficially own any of the shares of common stock of the Fund's then outstanding shares; however, the Advisor owned 100% of such shares.

                             PRINCIPAL SHAREHOLDERS

         As of _____, 2000, which was prior to the public offering of the Fund's shares, the Advisor, a Wisconsin corporation, owned of record 100% of the Fund's shares. Accordingly, as of _____, 2000, the Advisor owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company. The Advisor is a majority owned subsidiary of Baird Financial Corporation which is a majority owned subsidiary of the Northwestern Mutual Life Insurance Company.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Directors, the "Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         Fixed income securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund's interests.

         The Investment Advisory Agreement (the "Agreement") between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Advisor to cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account.

         Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) acting as principal. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.

         Investment decisions for the Fund are made independently from those for other accounts advised or managed by its Advisor. Such other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in executing transactions.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES

         On August 14, 2000, the Board of Directors (including at least a majority of the disinterested Directors) and the shareholders of the Fund approved an investment advisory agreement (the "Advisory Agreement") pursuant to which Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202, furnishes continuous investment advisory services and management to the Fund. The Advisor is an investment advisory firm formed in the state of Wisconsin on December 29, 1919. In its Advisory Agreement, the Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Fund.

         The Advisory Agreement terminates in the event of its assignment and generally may be terminated by either party if certain conditions are met, without penalty, on 60 days' notice. The Advisory Agreement will continue in effect until ____, 2002 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Directors of the Company or by the vote of the shareholders as described under "Miscellaneous" below.

         As described in the Prospectus, the Advisor has contractually agreed to limit the total expenses of the Horizon Growth Fund to an annual rate of 1.40% for the Institutional Class and 1.65% for the Investor Class, through December 31, 2001. Pursuant to the Advisory Agreement, the Fund will reimburse the Advisor for any fee waivers or expense reimbursements within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause such Fund's expense limitations to exceed the amounts set forth above. However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

         As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate of 0.65% of the average daily net asset value of the Fund. From time to time the Advisor may voluntarily waive all or a portion of its Management Fee for the Fund.

CODE OF ETHICS

         The Company, the Advisor, and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics govern the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Fund. These Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

FUND ADMINISTRATION

         Firstar Mutual Fund Services, LLC provides administrative personnel and services (including blue-sky services) to the Company and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Fund and the Company.

FINANCIAL INTERMEDIARIES

         From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries' customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, 45202, serves as custodian of the Fund's assets. Under the Custody Agreement, Firstar Bank, N.A. has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning the Fund's operations. Firstar Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that Firstar Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.

TRANSFER AGENT

         Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Fund.

FUND ACCOUNTING

         In addition, the Fund has entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund.

                                   DISTRIBUTOR

         Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Fund pursuant to a Distribution Agreement with the Company dated as of _________, 2000 (the "Distribution Agreement"). The Advisor is registered as a broker/dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Advisor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

                                DISTRIBUTION PLAN

PLAN

         The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of Investor Class Shares at an annual rate of 0.25% of the Fund's average daily net asset value. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class's expenses from what they would otherwise be. The Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors, including a majority of the disinterested Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors, including a majority of the disinterested Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

INTERESTS OF CERTAIN PERSONS

         With the exception of the Advisor, in its capacity as the Fund's investment advisor and principal underwriter of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Company who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

ANTICIPATED BENEFITS TO THE FUND

         The Board of Directors considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures;
(e) the relationship of the Plan to other distribution efforts of the Fund; and
(f) the possible benefits of the Plan to any person relative to those of the Fund.

         Based upon its review of the foregoing factors an the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board of Directors determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Investor Class and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any recipients would have little or no incentive to incur promotional expenses on behalf of the Investor Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Investor Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Investor Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under the management in a short amount of time, given the marketing efforts on the part of the Distributor and recipients to sell Investor Class shares which should result in certain economies of scale.

         While there is no assurance that the expenditure of Investor Class assets to finance distribution of Investor Class shares will have the anticipated results, the Board of Directors believe there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Investor Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, has been selected as the independent accountants of the Company. As such, it is responsible for auditing the financial statements of the Fund.

         The following financial statements of the Fund are contained herein:

[LIST FINANCIAL STATEMENTS]

                                     COUNSEL

         Godfrey & Kahn, S.C. 780 N. Water Street, Milwaukee, WI 53202, serves as counsel to the Company and will pass upon the legality of the shares offered by the Fund's Prospectus.

                            PERFORMANCE CALCULATIONS

         From time to time, the total return of Investor Class Shares and Institutional Class Shares of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Fund at 1-866-44BAIRD.

TOTAL RETURN CALCULATIONS

         The Fund computes "average annual total return" separately for its Investor Class Shares and Institutional Class Shares. Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. This is computed by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                 P(1 + T)n  = ERV

        Where:

        P =  hypothetical initial payment of $1,000.

        T =  average annual total return.

        n =  number of years.

      ERV =  ending redeemable value at the end
             of the period covered by the
             computation of a hypothetical $1,000
             payment made at the beginning of the
             period.

         The Fund may compute aggregate total return, which reflects the total percentage change in value over the measuring period. The Fund computes the aggregate total returns separately for the Investor Class Shares and Institutional Class Shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                 ERV
                           T = [(-----) - 1]
                                  P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

COMPARISON

         The total return of the Fund's shares may be compared in publications to those of other mutual funds with similar investment objectives and to relevant indices, to rankings, or other information prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or to investments for which reliable performance data is available. For example, the total return of the Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc. The total return of the Fund's shares may be compared to the S&P 500 Index; the Russell 2000 Index; and the Consumer Price Index. Total return data as reported in national financial publications, such as MONEY MAGAZINE, FORBES, BARRON'S, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS MAGAZINE, KIPLINGER'S PERSONAL FINANCE MAGAZINE, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund.

         Performance quotations represent past performance, and should not be considered as representative of future results. Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced. The investment return and principal value of an investment in the Fund's class of shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance is generally a function of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by institutions directly to their customer accounts in connection with investments in the Fund will not be included in the Fund's calculations of total return and will reduce the total return received by the accounts.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Advisor as to market, economic, trade and interest trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

                               PERFORMANCE HISTORY

         Because the Fund is new, no performance history is provided in this SAI.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

                  "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                  * Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  "r" - The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  N.R.  Not rated.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         The following summarizes the ratings used by Moody's for corporate long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  `NR' indicates the Fitch IBCA does not rate the issuer or issue in question.

                  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker/dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


                                BAIRD FUNDS, INC.
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)      Articles of Incorporation - Filed herewith.
(b)      Bylaws - Filed herewith.
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Articles of Incorporation and Bylaws.
(d)      Advisory Agreement--Form of agreement filed herewith.
(e)      Underwriting Agreement--Form of agreement filed herewith.
(f)      Bonus or Profit Sharing Contracts - Not applicable.
(g)      Custody Agreement--Form of agreement filed herewith.
(h)      Other material contracts
               (i) Administration Agreement--Form of agreement filed herewith.
               (ii) Fund Administration Servicing Agreement - Form of agreement filed herewith.
               (iii) Transfer Agent Servicing Agreement--Form of agreement filed herewith.
               (iv) Fund Accounting Servicing Agreement--Form of agreement filed herewith.
(i)      Opinion and Consent of Counsel-- To be filed by amendment.
(j)      Consent of Independent Public Accountants-- To be filed by amendment.
(k)      Omitted Financial Statements - Not applicable.
(l)      Agreement Relating to Initial Capital--To be filed by amendment.
(m)      Rule 12b-1 Plan -Filed herewith.
(n)      Rule 18f-3 Plan -Filed herewith.
(o)      Reserved.
(p)      Code of Ethics
               (i)  Advisor -Filed herewith.
               (ii) Company -Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

         Reference is made to Article VII of the Registrant's Bylaws.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

         Robert W. Baird & Co. Incorporated serves as the investment adviser for the Registrant. The business and other connections of Robert W. Baird & Co. Incorporated are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Robert W. Baird & Co. Incorporated as filed with the SEC and incorporated by reference herein.

Item 27.  Principal Underwriter.

(a) Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as principal underwriter for Mason Street Funds, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

NAME AND PRINCIPAL                          POSITION AND OFFICES WITH                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                            ROBERT W. BAIRD & CO. INCORPORATED         REGISTRANT
------------------------------------------- ------------------------------------------ ------------------------------
G. Frederick Kasten, Jr.                    Director and Chairman of the Board         Director and Chairman of the
                                                                                       Board
------------------------------------------- ------------------------------------------ ------------------------------
Paul E. Purcell                             President and Chief Executive Officer      None
------------------------------------------- ------------------------------------------ ------------------------------
Glen F. Hackmann                            Secretary, General Counsel, Managing       Vice President
                                            Director
------------------------------------------- ------------------------------------------ ------------------------------
James D. Bell                               Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Paul J. Carbone                             Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Bryce P. Edwards                            Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Harold C. Elliott                           Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Keith A. Kolb                               Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Patrick S. Lawton                           Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
William W. Mahler                           Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Terrance P. Maxwell                         Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Leonard M. Rush                             Managing Director and Chief Financial      Treasurer
                                            Officer
------------------------------------------- ------------------------------------------ ------------------------------
Michael J. Schroder                         Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Russell P. Schwei                           Managing Director                          Vice President
------------------------------------------- ------------------------------------------ ------------------------------
Mary Ellen Stanek                           Managing Director and Chief Investment     President
                                            Officer
------------------------------------------- ------------------------------------------ ------------------------------
John E. Sundeen                             Senior Vice President and Compliance       Compliance Officer
                                            Director
------------------------------------------- ------------------------------------------ ------------------------------
Robert J. Venable                           Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Dominick P. Zarcone                         Managing Director                          None
------------------------------------------- ------------------------------------------ ------------------------------
Jeffery F. Freiburger                       Deputy Compliance Director                 None
------------------------------------------- ------------------------------------------ ------------------------------

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.


Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                           Are located at:
-------------------                            ---------------

Registrant's Fund Accounting, Administrator   Firstar Mutual Fund Services, LLC
and Transfer Agent                            615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Adviser               Robert W. Baird & Co. Incorporated
                                              777 East Wisconsin Avenue
                                              Milwaukee, WI 53202

Registrant's Custodian                        Firstar Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 29th day of August, 2000.

                                                 BAIRD FUNDS, INC.


                                        BY:  /S/ BRETT R. MEILI
                                       --------------------------
                                            Brett R. Meili
                                            Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 29, 2000 by the following persons in the capacities indicated.

SIGNATURE                               TITLE

JOHN W. FELDT*                          Director
--------------
John W. Feldt

STEPHEN A. ROELL*                       Director
-----------------
Stephen A. Roell

GEORGE C. KAISER*                       Director
-----------------
George C. Kaiser

G. FREDERICK KASTEN, JR.*               Director
-------------------------
G. Frederick Kasten, Jr.

*  BY /S/ BRETT R. MEILI

         Brett R. Meili
         Attorney in fact